SunAmerica Specialty Series–AIG Commodity Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS – July 31, 2019@ – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES – 5.4%
Federal Farm Credit Bank FRS – 1.3%
2.39% (1 USFREF + 0.00%) due 08/08/2019	$200,000	$199,997
2.45% (1 ML + 0.05%) due 03/01/2021	200,000	199,918
2.49% (SOFR + 0.10%) due 05/07/2021	50,000	50,061

		449,976

Federal Home Loan Bank FRS – 1.4%
2.24% (SOFR + 0.05%) due 01/28/2021	190,000	189,944
2.43% (SOFR + 0.04%) due 08/25/2020	105,000	105,011
2.44% (SOFR + 0.05%) due 01/22/2021	175,000	174,939

		469,894

Federal Home Loan Mtg. Corp. – 1.4%
1.50% due 01/17/2020	350,000	349,000
1.80% due 04/13/2020	150,000	149,551

		498,551

Federal National Mtg. Assoc. – 1.3%
1.63% due 01/21/2020	199,000	198,525
Federal National Mtg. Assoc. FRS 2.47% (SOFR + 0.08%) due 10/30/2020	250,000	250,095

		448,620

Total U.S. Government Agencies (cost $1,865,796)		1,867,041

U.S. GOVERNMENT TREASURIES – 7.4%
United States Treasury Notes FRS – 7.4%
2.10% (3 UTBMM + 0.05%) due 10/31/2019	1,500,000	1,499,692
2.17% (3 UTBMM + 0.12%) due 01/31/2021	800,000	799,281
2.19% (3 UTBMM + 0.14%) due 04/30/2021	250,000	249,927

Total U.S. Government Treasuries (cost $2,549,611)		2,548,900

COMMON STOCKS – 1.7%
Investment Companies – 1.7%
Uranium Participation Corp.†(1) (cost $642,419)	174,138	571,312

OPTIONS - PURCHASED – 0.0%
Exchange Traded Purchased Call Options(1)(4)	22	3,438
Exchange Traded Purchased Put Options(1)(5)	3	4,104

Total Options - Purchased (cost $14,827)		7,542

Total Long-Term Investment Securities (cost $5,072,653)		4,994,795

SHORT-TERM INVESTMENT SECURITIES – 34.7%
U.S. Government Agencies – 25.9%
Federal Farm Credit Bank
2.69% due 08/26/2019	250,000	249,635
2.70% due 09/09/2019	250,000	249,426
2.70% due 10/01/2019	188,000	187,331
2.72% due 10/28/2019	250,000	248,717
2.73% due 11/04/2019	55,000	54,698
Federal Home Loan Bank
2.35% due 09/06/2019	542,000	540,851
2.43% due 8/14/2019	487,000	486,631
2.44% due 08/09/2019	500,000	499,767
2.51% due 08/02/2019	300,000	299,982
2.51% due 08/09/2019	300,000	299,860
2.52% due 08/01/2019	249,000	249,000
2.64% due 01/24/2020	100,000	99,008
Federal Home Loan Bank FRS
2.40% (SOFR + 0.01%) due 12/20/2019	1,335,000	1,334,879
2.40% (SOFR + 0.01%) due 01/24/2020	920,000	919,910
2.41% (SOFR + 0.02%) due 02/21/2020	310,000	309,975
2.42% (SOFR + 0.03%) due 10/09/2019	615,000	614,961
2.42% (SOFR + 0.03%) due 04/22/2020	485,000	484,943
2.42% (SOFR + 0.03%) due 07/17/2020	435,000	434,911
2.43% (SOFR + 0.04%) due 05/08/2020	690,000	689,958
2.43% (SOFR + 0.04%) due 06/19/2020	650,000	649,922

		8,904,365

U.S. Government Treasuries – 8.8%
United States Treasury Bills
1.96% due 10/10/2019(1)	310,000	308,766
2.16% due 10/10/2019(1)	420,000	418,328
2.24% due 09/05/2019(1)(3)	1,900,000	1,896,313
2.46% due 08/08/2019	400,000	399,848

		3,023,255

Total Short-Term Investment Securities (cost $11,926,444)		11,927,620

REPURCHASE AGREEMENTS – 51.5%
Bank of America Securities LLC Joint Repurchase Agreement(2)	3,075,000	3,075,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	740,000	740,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	2,650,000	2,650,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	640,000	640,000
BNP Paribas SA Joint Repurchase Agreement(2)	2,120,000	2,120,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	510,000	510,000
Deutsche Bank AG Joint Repurchase Agreement(2)	3,215,000	3,215,000

Deutsche Bank AG Joint Repurchase Agreement(1)(2)	775,000	775,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	3,230,000	3,230,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(2)	785,000	785,000

Total Repurchase Agreements (cost $17,740,000)		17,740,000

TOTAL INVESTMENTS (cost $34,739,097)	100.7%	34,662,415
Liabilities in excess of other assets	(0.7)	(255,155)

NET ASSETS	100.0%	$34,407,260

@	Consolidated (see Note 1).
†	Non-income producing security
(1)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(4)	Call Options – Purchased

Exchange Traded Purchased Call Options(a)

Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Corn Futures	Morgan Stanley & Co.	Sep-19	$450.00	22	$440,275	$10,832	$3,438	$(7,394)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(5)	Put Options – Purchased

Exchange Traded Purchased Put Options(a)

Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Nickel Futures	Morgan Stanley & Co.	Sep-19	$13,500.00	3	$2,611	$3,996	$4,104	$108

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

FRS – Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

SOFR – Secured Overnight Financing Rate

1 USFREF – 1 Month Average Effective Federal Funds Rate

3 UTBMM – US Treasury 3 Month Bill Money Market Yield

Futures Contracts(a)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
10	Short	Aluminum Futures	September 2019	$452,694	$447,563	$5,131
30	Long	Brent Crude Futures	October 2019	1,938,700	1,951,500	12,800
4	Short	Coffee Futures	March 2020	170,981	160,575	10,406
7	Short	Copper Futures	September 2019	1,047,550	1,036,306	11,244
12	Long	Gasoline Futures	September 2019	869,396	938,851	69,455
21	Long	Gold Futures	October 2019	2,934,920	3,006,780	71,860
38	Short	Natural Gas Futures	April 2020	911,730	896,800	14,930
4	Long	Nickel Futures	December 2019	336,504	348,600	12,096
15	Long	Nickel Futures	September 2019	1,091,543	1,305,630	214,087
7	Long	NY Harbor ULSD Futures	September 2019	562,078	579,386	17,308
4	Long	Silver Futures	September 2019	320,525	328,100	7,575
5	Short	Soybean Futures	November 2019	239,125	220,375	18,750
38	Long	Soybean Oil Futures	December 2019	639,060	643,644	4,584
2	Short	Wheat Futures	September 2019	54,375	48,725	5,650
10	Short	Wheat Futures	March 2020	240,000	228,625	11,375
33	Long	WTI Crude Futures	October 2019	1,868,320	1,934,790	66,470
4	Short	Zinc Futures	December 2019	258,364	244,400	13,964

						$567,685

						Unrealized (Depreciation)
4	Long	Aluminum Futures	December 2019	$183,918	$181,275	$(2,643)
6	Short	Aluminum Futures	December 2020	284,550	285,263	(713)
33	Long	Aluminum Futures	September 2019	1,536,629	1,476,956	(59,673)
13	Long	Coffee Futures	December 2019	505,050	503,588	(1,462)
8	Long	Copper Futures	December 2019	1,203,271	1,186,900	(16,371)
14	Long	Copper Futures	September 2019	2,073,128	2,072,612	(516)
73	Long	Corn Futures	December 2019	1,594,025	1,496,500	(97,525)
10	Long	Cotton Futures	December 2019	324,436	319,200	(5,236)
21	Long	Lean Hogs Futures	October 2019	629,900	596,400	(33,500)
8	Long	Lean Hogs Futures	December 2019	240,730	224,880	(15,850)
15	Long	Live Cattle Futures	October 2019	653,160	645,900	(7,260)
11	Long	Low Sulfur Gasoil Futures	September 2019	671,000	664,125	(6,875)
17	Long	Natural Gas Futures	February 2020	446,250	443,870	(2,380)
65	Long	Natural Gas Futures	October 2019	1,523,690	1,462,500	(61,190)
12	Short	Nickel Futures	September 2019	945,141	1,044,504	(99,363)
4	Short	NY Harbor ULSD Futures	June 2020	316,512	323,064	(6,552)
12	Long	Soybean Meal Futures	December 2019	395,220	366,480	(28,740)
27	Long	Soybean Futures	September 2019	1,200,925	1,173,150	(27,775)
12	Short	Sugar Futures	March 2020	169,736	177,408	(7,672)
44	Long	Sugar Futures	October 2019	618,946	601,709	(17,237)
27	Long	Wheat Futures	September 2019	645,738	570,713	(75,025)
6	Long	Zinc Futures	December 2019	376,994	366,600	(10,394)

						$(583,952)

						$(16,267)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

ULSD - Ultra Low Sulfur Diesel Futures

Over the Counter Total Return Swap Contracts(a)

Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays	$218	08/30/2019	(0.350)%/Monthly	Bloomberg Soybean Meal Subindex/Monthly	$–	$–
Goldman Sachs International	209	12/02/2019	(Difference between the Fixed Silver Spot Price of $14.708/oz. and the LBMA Silver Price Average/Term)	Difference between the LBMA Silver Price Average/Term and the Fixed Silver Spot Price of $14.708/oz.	–	22,100
JPMorgan	362	12/31/2019	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	–	371
JPMorgan	10,294	09/30/2019	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	–	10,531
JPMorgan	194	12/31/2019	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	–	199
JPMorgan	419	09/30/2019	(0.150)%/Monthly	S&P GSCI Grains Index Excess Return/Monthly	–	–
JPMorgan	227	09/30/2019	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	690	–
JPMorgan	178	10/31/2019	(0.070)%/Monthly	Bloomberg Silver Subindex/Monthly	–	–
JPMorgan	123	12/02/2019	(0.120)%/Monthly	Bloomberg Corn Subindex/Monthly	–	–
JPMorgan	489	09/30/2019	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	–	500
Morgan Stanley	255	12/31/2019	(0.400)%/Monthly	Bloomberg Soybean Meal Subindex/Monthly	–	–

					$690	$33,701

(a)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.

GSCI - Goldman Sachs Commodity Index

LBMA - London Bullion Market Association

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$–	$1,867,041	$–	$1,867,041
U.S. Government Treasuries	–	2,548,900	–	2,548,900
Common Stocks	571,312	–	–	571,312
Options - Purchased	7,542	–	–	7,542
Short-Term Investment Securities	–	11,927,620	–	11,927,620
Repurchase Agreements	–	17,740,000	–	17,740,000

Total Investments at Value	$578,854	$34,083,561	$–	$34,662,415

Other Financial Instruments:†
Futures Contracts	$567,685	$–	$–	$567,685
Over the Counter Total Return Swap Contracts	–	33,701	–	33,701

Total Other Financial Instruments	$567,685	$33,701	$–	$601,386

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$583,952	$–	$–	$583,952

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series – AIG ESG Dividend Fund*

PORTFOLIO OF INVESTMENTS – July 31, 2019 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS – 98.9%
Advertising Agencies – 2.4%
Omnicom Group, Inc.	$9,416	$755,351

Airlines – 2.8%
Delta Air Lines, Inc.	14,472	883,371
Apparel Manufacturers – 2.5%
Hanesbrands, Inc.	47,653	766,737
Appliances – 2.5%
Whirlpool Corp.	5,433	790,393
Beverages-Non-alcoholic – 2.6%
PepsiCo, Inc.	6,431	821,946
Building Products-Air & Heating – 3.0%
Johnson Controls International PLC	21,728	922,136
Commercial Services – 2.1%
Nielsen Holdings PLC	28,108	650,981
Commercial Services-Finance – 2.7%
H&R Block, Inc.	30,695	849,945
Computers – 4.3%
Hewlett Packard Enterprise Co.	46,356	666,136
HP, Inc.	32,528	684,389
		1,350,525
Consumer Products-Misc. – 2.4%
Clorox Co.	4,598	747,635
Cosmetics & Toiletries – 5.4%
Colgate-Palmolive Co.	11,113	797,247
Procter & Gamble Co.	7,456	880,106
		1,677,353
Distribution/Wholesale – 2.9%
KAR Auction Services, Inc.	33,883	906,031
Electronic Components-Semiconductors – 2.9%
Texas Instruments, Inc.	7,131	891,446
Engineering/R&D Services – 2.1%
Fluor Corp.	20,215	657,190
Engines-Internal Combustion – 2.6%
Cummins, Inc.	4,943	810,652
Finance-Credit Card – 2.6%
Western Union Co.	39,298	825,258
Food-Misc./Diversified – 9.4%
Campbell Soup Co.	20,710	856,152
General Mills, Inc.	16,461	874,244
Kellogg Co.	12,283	715,116
Kraft Heinz Co.	15,221	487,224
		2,932,736
Human Resources – 2.7%
ManpowerGroup, Inc.	9,256	845,536
Insurance-Property/Casualty – 2.7%
First American Financial Corp.	14,388	831,914
Investment Management/Advisor Services – 4.9%
Franklin Resources, Inc.	24,421	796,857
Legg Mason, Inc.	19,600	738,136
		1,534,993
Machinery-Construction & Mining – 2.3%
Caterpillar, Inc.	5,541	729,583
Medical-Biomedical/Gene – 4.5%
Amgen, Inc.	3,888	725,423
Gilead Sciences, Inc.	10,412	682,194
		1,407,617
Networking Products – 2.7%
Cisco Systems, Inc.	15,293	847,232
Oil-Field Services – 2.4%
Baker Hughes a GE Co., LLC	29,953	760,507
Retail-Apparel/Shoe – 3.6%
Foot Locker, Inc.	13,196	541,828
Gap, Inc.	29,010	565,695
		1,107,523
Retail-Consumer Electronics – 3.0%
Best Buy Co., Inc.	12,374	946,982
Retail-Home Furnishings – 2.9%
Williams-Sonoma, Inc.	13,472	898,313
Retail-Major Department Stores – 1.7%
Nordstrom, Inc.	15,824	523,933
Semiconductor Equipment – 5.8%
KLA Corp.	6,837	932,020
Lam Research Corp.	4,227	881,794
		1,813,814
Steel-Producers – 2.1%
Nucor Corp.	11,748	638,856
Theaters – 2.4%
Cinemark Holdings, Inc.	18,652	744,588
Total Long-Term Investment Securities (cost $29,577,302)		30,871,077
REPURCHASE AGREEMENTS – 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $339,005 collateralized by $335,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $350,950 (cost $339,000)	$339,000	339,000
TOTAL INVESTMENTS (cost $29,916,302)	100.0%	31,210,077
Other assets less liabilities	0.0	11,062

NET ASSETS	100.0%	$31,221,139

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$30,871,077	$–	$–	$30,871,077
Repurchase Agreements	–	339,000	–	339,000

Total Investments at Value	$30,871,077	$339,000	$–	$31,210,077

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Specialty Series _ AIG Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS – July 31, 2019 – (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS – 98.7%
Aerospace/Defense – 3.6%
Boeing Co.	67,986	$23,195,463

Agricultural Biotech – 5.3%
Corteva, Inc.	1,155,458	34,086,011

Applications Software – 4.8%
salesforce.com, Inc.†	201,637	31,152,916

Audio/Video Products – 5.3%
Sony Corp. ADR	606,015	34,458,013

Banks-Super Regional – 5.6%
US Bancorp	640,318	36,594,174

Cable/Satellite TV – 5.7%
Comcast Corp., Class A	850,735	36,726,230

Commercial Services-Finance – 5.4%
PayPal Holdings, Inc.†	319,282	35,248,733

Diversified Banking Institutions – 7.4%
Citigroup, Inc.	232,800	16,566,048
JPMorgan Chase & Co.	269,090	31,214,440

		47,780,488

E-Commerce/Products – 9.4%
Alibaba Group Holding, Ltd. ADR†	144,607	25,032,918
Amazon.com, Inc.†	19,161	35,769,371

		60,802,289

Electric-Integrated – 5.0%
FirstEnergy Corp.	742,021	32,626,663

Electronic Components-Semiconductors – 3.9%
NVIDIA Corp.	148,773	25,100,981

Finance-Credit Card – 6.2%
Visa, Inc., Class A	226,966	40,399,948

Internet Content-Entertainment – 5.2%
Facebook, Inc., Class A†	175,199	34,028,902

Medical Labs & Testing Services – 5.7%
Laboratory Corp. of America Holdings†	220,736	36,977,695

Multimedia – 5.8%
Walt Disney Co.	261,553	37,404,694

Oil Companies-Integrated – 4.7%
BP PLC ADR	763,420	30,338,311

Retail-Discount – 5.0%
Dollar Tree, Inc.†	318,559	32,413,378

Telephone-Integrated – 4.7%
Verizon Communications, Inc.	552,703	30,547,895

TOTAL INVESTMENTS (cost $499,234,064)	98.7%	639,882,784
Other assets less liabilities	1.3	8,293,213

NET ASSETS	100.0%	$648,175,997

†	Non-income producing security

ADR – American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$639,882,784	$–	$–	$639,882,784

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Specialty Series _ AIG Focused Growth Fund#

PORTFOLIO OF INVESTMENTS – July 31, 2019 – (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS – 97.9%
Aerospace/Defense – 5.1%
Boeing Co.	90,705	$30,946,732

Applications Software – 7.2%
salesforce.com, Inc.†	281,195	43,444,627

Auto-Cars/Light Trucks – 1.4%
Tesla, Inc.†	35,000	8,456,350

Commercial Services – 2.4%
CoStar Group, Inc.†	23,400	14,400,360

Commercial Services-Finance – 6.6%
PayPal Holdings, Inc.†	359,974	39,741,129

Consulting Services – 0.6%
Gartner, Inc.†	26,375	3,674,829

Diagnostic Kits – 2.6%
IDEXX Laboratories, Inc.†	55,000	15,512,750

E-Commerce/Products – 13.6%
Alibaba Group Holding, Ltd. ADR†	193,609	33,515,654
Amazon.com, Inc.†	26,019	48,571,749

		82,087,403

E-Commerce/Services – 0.9%
Zillow Group, Inc., Class A†	104,000	5,183,360

Electronic Components-Semiconductors – 5.6%
NVIDIA Corp.	198,489	33,489,064

Enterprise Software/Service – 1.4%
Guidewire Software, Inc.†	80,000	8,166,400

Finance-Credit Card – 8.5%
Visa, Inc., Class A	289,268	51,489,704

Finance-Investment Banker/Broker – 1.5%
Charles Schwab Corp.	210,000	9,076,200

Hotels/Motels – 4.3%
Hyatt Hotels Corp., Class A	333,168	25,770,545

Insurance-Property/Casualty – 1.8%
Arch Capital Group, Ltd.†	274,500	10,620,405

Internet Content-Entertainment – 8.1%
Facebook, Inc., Class A†	252,109	48,967,131

Multimedia – 10.9%
FactSet Research Systems, Inc.	55,000	15,251,500
Walt Disney Co.	351,199	50,224,969

		65,476,469

Professional Sports – 1.2%
Manchester United PLC, Class A	400,000	7,184,000

Racetracks – 0.4%
Penn National Gaming, Inc.†	115,000	2,261,949

Real Estate Investment Trusts – 0.8%
American Homes 4 Rent, Class A	100,000	2,421,000
Gaming and Leisure Properties, Inc.	67,000	2,526,570

		4,947,570

Resorts/Theme Parks – 4.7%
Marriott Vacations Worldwide Corp.	39,100	3,997,193
Vail Resorts, Inc.	100,000	24,652,000

		28,649,193

Retail-Discount – 7.2%
Dollar Tree, Inc.†	427,743	43,522,851

Satellite Telecom – 0.7%
Iridium Communications, Inc.†	166,500	4,235,760

Veterinary Diagnostics – 0.4%
Neogen Corp.†	31,500	2,249,100

TOTAL INVESTMENTS (cost $440,253,708)	97.9%	589,553,881
Other assets less liabilities	2.1	12,945,503

NET ASSETS	100.0%	$602,499,384

#	Effectively February 28, 2019, the Board of Trustees approved a change in the name of AIG Focused Multi-Cap Growth Fund to the “AIG Focused Growth Fund”.

†	Non-income producing security

ADR – American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2019 (see Note 2):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$589,553,881	$–	$–	$589,553,881

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Specialty Series – AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS – July 31, 2019 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS – 25.2%
Advertising Agencies – 0.5%
WPP PLC	$19,112	$225,010

Advertising Services – 0.5%
Publicis Groupe SA	4,264	210,811
Aerospace/Defense – 0.5%
BAE Systems PLC	37,007	246,030
Airlines – 0.5%
Deutsche Lufthansa AG	13,590	216,023
Auto-Cars/Light Trucks – 1.4%
Fiat Chrysler Automobiles NV	16,459	218,746
Peugeot SA	9,391	220,531
Renault SA	3,941	218,979
		658,256
Auto-Heavy Duty Trucks – 0.5%
Volvo AB, Class B	14,824	220,265
Auto/Truck Parts & Equipment-Original – 0.5%
Valeo SA	8,234	257,006
Building Products-Cement – 0.5%
Anhui Conch Cement Co., Ltd.	37,000	214,231
Building-Heavy Construction – 0.5%
Bouygues SA	6,391	228,311
Building-Residential/Commercial – 1.0%
Barratt Developments PLC	29,713	232,052
Persimmon PLC	9,593	233,690
		465,742
Capacitors – 0.5%
Walsin Technology Corp.	41,000	229,965
Chemicals-Diversified – 1.5%
Covestro AG*	5,056	229,519
DuPont de Nemours, Inc.	3,298	237,984
Mitsubishi Chemical Holdings Corp.	33,000	234,677
		702,180
Closed-End Funds – 0.8%
Bancroft Fund, Ltd.	15,697	372,176
Coal – 0.9%
China Shenhua Energy Co., Ltd.	109,500	216,950
Yanzhou Coal Mining Co., Ltd.	248,000	219,195
		436,145
Computers – 0.5%
Lenovo Group, Ltd.	300,000	241,014
Computers-Memory Devices – 0.5%
Seagate Technology PLC	4,874	225,715
Diversified Minerals – 0.5%
BHP Group PLC	9,222	220,208
Electronic Components-Misc. – 1.0%
Hon Hai Precision Industry Co., Ltd.	90,000	226,314
Yageo Corp.	26,000	219,438
		445,752
Food-Misc./Diversified – 0.5%
Kraft Heinz Co.	7,428	237,770
Food-Retail – 0.5%
Wesfarmers, Ltd.	8,716	232,927
Human Resources – 0.5%
Adecco Group AG	4,251	232,047
Medical-Drugs – 0.5%
GlaxoSmithKline PLC	11,183	231,416
Metal Processors & Fabrication – 0.5%
Catcher Technology Co., Ltd.	31,000	228,529
Metal-Diversified – 1.0%
MMC Norilsk Nickel PJSC ADR	10,159	234,560
Rio Tinto PLC	3,784	214,860
		449,420
Oil Companies-Exploration & Production – 0.5%
CNOOC, Ltd.	132,000	217,085
Oil Companies-Integrated – 1.9%
China Petroleum & Chemical Corp.	344,000	221,597
Eni SpA	13,719	214,770
Equinor ASA	11,200	199,952
Lukoil PJSC ADR	2,730	224,454
		860,773
Real Estate Operations & Development – 0.4%
Country Garden Holdings Co., Ltd.	156,000	210,498
Retail-Apparel/Shoe – 1.0%
Gap, Inc.	12,628	246,246
L Brands, Inc.	9,032	234,380
		480,626
Retail-Regional Department Stores – 0.5%
Macy’s, Inc.	10,768	244,757
Semiconductor Equipment – 0.5%
Globalwafers Co., Ltd.	20,000	212,709
Telephone-Integrated – 1.9%
BT Group PLC	94,433	220,430
CenturyLink, Inc.	18,929	228,852
Orange SA	15,029	222,997
Telefonica SA	27,290	208,287
		880,566
Tobacco – 2.4%
Altria Group, Inc.	4,657	219,205
British American Tobacco PLC	6,295	224,626
Imperial Brands PLC	9,017	228,085
Japan Tobacco, Inc.	10,100	224,209
Philip Morris International, Inc.	2,821	235,864
		1,131,989
Total Common Stocks (cost $12,364,745)		11,665,952
PREFERRED SECURITIES – 7.7%
Agricultural Operations – 0.2%
CHS, Inc. Series 4 7.50%	3,756	102,839
Banks-Commercial – 0.9%
BB&T Corp. Series E 5.63%	2,470	62,763
BB&T Corp. 5.85%	2,319	58,787

Citizens Financial Group, Inc. Series D 6.35%	1,600	44,128
First Republic Bank Seris I 5.50%	1,550	40,222
MB Financial, Inc. Series C 6.00%	1,208	31,855
Regions Financial Corp. Series C 5.70%	4,000	107,760
Synovus Financial Corp. 5.88%	2,000	51,680
		397,195
Banks-Super Regional – 0.1%
Wells Fargo & Co. Series Q 5.85%	717	18,771
Wells Fargo & Co. Series W 5.70%	1,709	45,084
		63,855
Diversified Banking Institutions – 0.4%
Bank of America Corp. Series HH 5.88%	1,450	38,990
GMAC Capital Trust I FRS Series 2 (3 ML+5.79%) 8.03%	5,558	146,509
		185,499
Electric-Distribution – 0.1%
Sempra Energy 5.75%	1,460	38,383
Electric-Integrated – 0.9%
CMS Energy Corp. 5.63%	879	23,628
CMS Energy Corp. 5.88%	2,925	79,940
Dominion Resources, Inc. Series A 5.25%	1,400	36,652
Duke Energy Corp. Series A 5.75%	2,700	74,655
Integrys Holding, Inc. 6.00%	4,090	107,771
NextEra Energy Capital Holdings, Inc. Series N 5.65%	3,868	104,823
		427,469
Energy-Alternate Sources – 0.3%
Algonquin Power & Utilities Corp. 6.88%	1,500	41,490
Algonquin Power & Utilities Corp. Series 19-A 6.20%	2,950	79,060
		120,550
Finance-Other Services – 0.1%
National Rural Utilities Cooperative Finance Corp. 5.50%	1,941	53,183
Food-Dairy Products – 0.1%
Dairy Farmers of America, Inc. 7.88%*	500	50,000
Gas-Distribution – 0.2%
NiSource, Inc. Series B 6.50%	1,490	40,915
Spire, Inc. Series A 5.90%	2,150	59,383
		100,298
Insurance-Life/Health – 0.6%
Athene Holding, Ltd. 6.35%	4,175	114,061
Prudential Financial, Inc. 5.63%	1,600	43,456
Unum Group 6.25%	4,060	110,189
		267,706
Insurance-Multi-line – 0.3%
Hartford Financial Services Group, Inc. Series G 6.00%	1,375	37,359
MetLife, Inc. Series E 5.63%	1,240	33,294
Voya Financial, Inc. 5.35%	3,025	78,650
		149,303
Insurance-Property/Casualty – 0.4%
Arch Capital Group, Ltd. Series E 5.25%	1,572	38,703
Enstar Group, Ltd. Series D 7.00%	3,466	91,814
WR Berkley Corp. 5.70%	2,700	72,360
		202,877
Insurance-Reinsurance – 0.4%
PartnerRe, Ltd. Series I 5.88%	1,400	36,498
Reinsurance Group of America, Inc. 6.20%	1,745	47,848
RenaissanceRe Holdings, Ltd. Series F 5.75%	3,319	86,228
		170,574

Pipelines – 0.5%
Enbridge, Inc. Series B 6.38%		2,808	75,226
Energy Transfer Operating LP Series E 7.60%		1,800	44,766
Energy Transfer Partners LP Series D 7.63%		3,550	87,082

			207,074
Private Equity – 0.3%
Apollo Global Management LLC Series B 6.38%		5,351	143,674
Real Estate Investment Trusts – 0.5%
American Homes 4 Rent Series E 6.35%		260	7,140
Global Net Lease, Inc. Series A 7.25%		1,943	49,741
Monmouth Real Estate Investment Corp. Series C 6.13%		2,000	49,800
SITE Centers Corp. Series A 6.38%		1,700	44,659
Spirit Realty Capital, Inc. Series A 6.00%		2,417	62,093
Summit Hotel Properties, Inc. Series E 6.25%		1,389	36,183
			249,616
Sovereign Agency – 1.2%
AgriBank FCB 6.88%		1,250	135,000
CoBank ACB Series F 6.25%		900	94,725
CoBank ACB Series H 6.20%		700	74,025
Farm Credit Bank of Texas 6.75%*		1,200	128,700
Farm Credit Bank of Texas Series 1 10.00%		100	109,000
			541,450
Telecom Services – 0.1%
Centaur Funding Corp. Series B 9.08%*		50	52,257
Telephone-Integrated – 0.1%
AT&T, Inc. 5.63%		1,800	49,086
Total Preferred Securities (cost $3,433,551)			3,572,888

PREFERRED SECURITIES/CAPITAL SECURITIES – 22.6%
Banks-Commercial – 4.0%
Australia & New Zealand Banking Group, Ltd. Junior Sub. Notes 6.75% due 06/15/2026*(1)		200,000	220,500
BB&T Corp. 4.80% due 09/01/2024(1)		35,000	34,685
Citizens Financial Group, Inc. 6.38% due 04/06/2024(1)		35,000	36,276
DNB Bank ASA 6.50% due 03/26/2022(1)		200,000	210,810
Erste Group Bank AG 6.50% due 04/15/2024(1)	EUR	200,000	254,610
ING Groep NV 6.50% due 04/16/2025(1)		200,000	208,900
ING Groep NV 6.88% due 04/16/2022(1)		200,000	210,004
M&T Bank Corp. Series G 5.00% due 08/01/2024(1)		30,000	30,450
Nordea Bank Abp Junior Sub. Notes 6.63% due 03/26/2026*(1)		200,000	213,300
Standard Chartered PLC 7.75% due 04/02/2023*(1)		200,000	215,000
Svenska Handelsbanken AB 6.25% due 03/01/2024(1)		200,000	211,492
			1,846,027
Banks-Money Center – 0.2%
HSBC Capital Funding Dollar 1 LP 10.18% due 06/30/2030*(1)		75,000	120,047
Banks-Super Regional – 1.2%
First Union Capital II Series A 7.95% due 11/15/2029		15,000	20,175
SunTrust Banks, Inc. 5.13% due 12/15/2027(1)		95,000	94,050
Wells Fargo & Co. Series U 5.88% due 06/15/2025(1)		79,000	86,505
Wells Fargo & Co. Series S 5.90% due 06/15/2024(1)		15,000	15,919
Wells Fargo & Co. FRS 6.18% (3 ML+3.77%) due 09/15/2019(1)		215,000	216,344
Wells Fargo Capital X 5.95% due 12/01/2086		115,000	137,507
			570,500

Cellular Telecom – 0.3%
Vodafone Group PLC 7.00% due 04/04/2079		115,000	125,997

Diversified Banking Institutions – 7.2%
Bank of America Corp. Series FF 5.88% due 03/15/2028(1)		152,000	161,150
Bank of America Corp. Series AA 6.10% due 03/17/2025(1)		120,000	130,956
Bank of America Corp. Series X 6.25% due 09/05/2024(1)		174,000	189,225
Bank of America Corp. Series Z 6.50% due 10/23/2024 (1)		130,000	144,658
BNP Paribas SA 7.38% due 08/19/2025*(1)		200,000	221,500
BNP Paribas SA 7.63% due 03/30/2021*(1)		200,000	210,756
Citigroup, Inc. 5.90% due 02/15/2023(1)		60,000	62,764
Citigroup, Inc. Junior Sub. Notes 5.95% due 01/30/2023(1)		71,000	74,626
Citigroup, Inc. Series R 6.13% due 11/15/2020(1)		40,000	41,292
Citigroup, Inc. Series T 6.25% due 08/15/2026(1)		156,000	174,135
Credit Agricole SA 8.13% due 12/23/2025*(1)		200,000	231,750
Credit Suisse Group AG 7.50% due 07/17/2023*(1)		200,000	212,500
Goldman Sachs Group, Inc. Series Q 5.50% due 08/10/2024(1)		50,000	51,625
HSBC Holdings PLC 6.50% due 03/23/2028(1)		200,000	208,500
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(1)		70,000	74,725
JPMorgan Chase & Co. Series S 6.75% due 02/01/2024(1)		152,000	168,598
Lloyds Banking Group PLC 7.50% due 09/27/2025(1)		200,000	209,400
Royal Bank of Scotland Group PLC 7.65% due 09/30/2031(1)		70,000	92,400
Societe Generale SA 7.38% due 09/13/2021*(1)		200,000	208,250
UBS Group Funding Switzerland AG Company Guar. Notes 7.00% due 01/31/2024*(1)		200,000	211,000
UniCredit SpA 7.50% due 06/03/2026(1)	EUR	200,000	239,911

			3,319,721

Diversified Manufacturing Operations – 0.7%
General Electric Co. Series D 5.00% due 01/21/2021(1)		316,000	306,125

Diversified Minerals – 0.5%
BHP Billiton Finance USA, Ltd. 6.75% due 10/19/2075*		200,000	232,500

Electric-Generation – 0.4%
Electricite de France SA 5.25% due 01/29/2023*(1)		200,000	204,500

Electric-Integrated – 1.2%
Emera, Inc. Series 16-A 6.75% due 06/15/2076		193,000	209,888
Enel SpA 8.75% due 09/24/2073*		200,000	233,000
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 5.65% due 05/01/2079		85,000	89,472
Southern Co. Series B 5.50% due 03/15/2057		35,000	36,265

			568,625

Gas-Distribution – 0.1%
NiSource, Inc. Junior Sub. Notes 5.65% due 06/15/2023(1)		60,000	59,689

Insurance-Life/Health – 2.7%
Dai-ichi Life Insurance Co., Ltd. 5.10% due 10/28/2024*(1)		200,000	215,000
Dai-ichi Life Insurance Co., Ltd. 7.25% due 07/25/2021*(1)		100,000	107,070
La Mondiale SAM 4.80% due 01/18/2048		200,000	193,150
Meiji Yasuda Life Insurance Co. 5.10% due 04/26/2048*		200,000	218,250
Nippon Life Insurance Co. 5.10% due 10/16/2044*		200,000	214,500
Provident Financing Trust I 7.41% due 03/15/2038		35,000	39,375
Prudential Financial, Inc. 5.20% due 03/15/2044		40,000	41,743
Prudential Financial, Inc. 5.63% due 06/15/2043		197,000	210,772

			1,239,860

Insurance-Multi-line – 1.9%
Assurant, Inc. 7.00% due 03/27/2048	100,000	107,250
AXA SA 8.60% due 12/15/2030	25,000	35,913
Hartford Financial Services Group, Inc. FRS 4.64% (3 ML+2.13%) due 02/12/2067*	95,000	82,175
MetLife Capital Trust IV 7.88% due 12/15/2067*	100,000	128,327
MetLife, Inc. 5.88% due 03/15/2028(1)	38,000	40,565
MetLife, Inc. 9.25% due 04/08/2038*	100,000	141,500
MetLife, Inc. 10.75% due 08/01/2069	85,000	136,425
Voya Financial, Inc. 5.65% due 05/15/2053	191,000	201,478

		873,633

Insurance-Property/Casualty – 0.9%
Mitsui Sumitomo Insurance Co., Ltd. 4.95% due 03/06/2029*(1)	200,000	216,000
QBE Insurance Group, Ltd. 6.75% due 12/02/2044	200,000	219,000

		435,000

Pipelines – 1.0%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	99,000	102,465
Enbridge, Inc. Sub. Notes 6.25% due 03/01/2078	119,000	123,844
TransCanada Trust 5.63% due 05/20/2075	55,000	56,309
TransCanada Trust Series 16-A 5.88% due 08/15/2076	178,000	186,683

		469,301

Sovereign Agency – 0.3%
CoBank ACB Series I 6.25% due 10/01/2026(1)	123,000	132,225

Total Preferred Securities/Capital Securities (cost $10,124,536)		10,503,750

REGISTERED INVESTMENT COMPANIES(2) – 41.9%
Domestic Equity Investment Companies – 5.6%
Eaton Vance Tax-Advantaged Dividend Income Fund	17,056	417,872
Eaton Vance Tax-Managed Diversified Equity Income Fund	15,996	190,032
First Trust Energy Income and Growth Fund	11,246	245,388
Gabelli Dividend & Income Trust	23,384	513,513
Gabelli Equity Trust, Inc.	44,939	276,824
Reaves Utility Income Fund	22,360	807,867
Tortoise Midstream Energy Fund, Inc.	9,804	130,099

		2,581,595

Domestic Fixed Income Investment Companies – 28.1%
AllianzGI Convertible & Income Fund II	10,354	53,323
BlackRock Corporate High Yield Fund, Inc.	75,129	799,372
BlackRock Floating Rate Income Strategies Fund, Inc.	6,110	78,330
BlackRock Limited Duration Income Trust	18,879	288,471
BlackRock MuniHoldings Investment Quality Fund	18,758	250,232
BlackRock MuniYield Quality Fund III, Inc.	13,454	180,822
BlackRock Taxable Municipal Bond Trust	12,827	306,437
Calamos Convertible and High Income Fund	61,997	707,386
DoubleLine Income Solutions Fund	28,161	571,105
Eaton Vance Limited Duration Income Fund	44,611	562,099
Eaton Vance Senior Floating-Rate Trust	7,841	103,815
Eaton Vance Senior Income Trust	28,742	181,075
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	38,160	775,030
Flaherty & Crumrine Total Return Fund, Inc.	20,825	436,908
Franklin Limited Duration Income Trust	15,233	146,694
Guggenheim Taxable Municipal Managed Duration Trust	14,301	342,795
Invesco Dynamic Credit Opportunities Fund	30,138	335,436
John Hancock Preferred Income Fund	34,381	835,458
MFS Multimarket Income Trust	28,969	169,758
New America High Income Fund, Inc.	94,470	835,115
Nuveen AMT-Free Quality Municipal Income Fund	15,945	225,462
Nuveen Credit Strategies Income Fund	70,168	538,890
Nuveen Floating Rate Income Fund	8,667	84,590
Nuveen Floating Rate Income Opportunity Fund	13,139	127,317
Nuveen Municipal Credit Income Fund	16,216	259,456
Nuveen Municipal Value Fund, Inc.	15,375	158,670
Nuveen Preferred Income Opportunities Fund	88,204	874,102
Nuveen Short Duration Credit Opportunities Fund	10,266	157,686
PIMCO Corporate & Income Opportunity Fund	16,280	302,808
PIMCO Dynamic Credit and Mortgage Income Fund	35,335	860,407
PIMCO Income Strategy Fund II	57,760	618,032
Pioneer Floating Rate Trust	12,997	137,768
Pioneer High Income Trust	42,175	393,071
Wells Fargo Income Opportunities Fund	22,011	182,031
Western Asset High Yield Defined Opportunity Fund, Inc.	10,089	155,673

		13,035,624

Domestic Mixed Allocation Investment Company – 2.0%
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	35,372	911,890

International Fixed Income Investment Companies – 6.2%
AllianceBernstein Global High Income Fund, Inc.	21,083	253,418
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	20,763	248,325
Nuveen Preferred & Income Term Fund	21,487	521,490
PIMCO Dynamic Income Fund	18,467	591,867
PIMCO Income Opportunity Fund	24,605	678,852
Wells Fargo Multi-Sector Income Fund	21,301	270,310
Western Asset Global Corporate Defined Opportunity Fund, Inc.	7,087	121,188
Western Asset Global High Income Fund, Inc.	22,138	219,609

		2,905,059

Total Registered Investment Companies (cost $19,284,436)		19,434,168

U.S. CORPORATE BONDS & NOTES – 0.4%
Diversified Manufacturing Operations – 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	45,000	52,705
General Electric Capital Corp. Senior Notes 6.88% due 01/10/2039	31,000	40,235

		92,940

Food-Dairy Products – 0.1%
Land O’ Lakes, Inc. Junior Sub. Notes 7.25% due 04/04/2027*(1)	30,000	28,800

Insurance-Life/Health – 0.1%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	55,000	47,920

Total U.S. Corporate Bonds & Notes (cost $151,440)		169,660

Total Long-Term Investment Securities (cost $45,358,708)		45,346,418

REPURCHASE AGREEMENTS – 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $147,002 collateralized by $145,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $151,904 (cost $147,000)	147,000	147,000

TOTAL INVESTMENTS (cost $45,505,708)	98.1%	45,493,418
Other assets less liabilities	1.9	861,600

NET ASSETS	100.0%	$46,355,018

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $4,546,701 representing 9.8% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.

(2)	Represents common shares of closed-end investment companies.

ADR – American Depositary Receipt

EUR – Euro Currency

FRS – Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML – 3 Month USD LIBOR

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Brown Brothers Harriman and Co.	EUR	449,823	USD	509,385	08/02/2019	$11,431	$–
	EUR	453,916	USD	506,345	09/04/2019	2,537	–
	USD	500,514	EUR	449,823	08/02/2019	–	(2,559)

Net Unrealized Appreciation(Depreciation)						$13,968	$(2,559)

EUR – Euro Currency

USD – United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,482,949	$9,183,003	**	$–	$11,665,952
Preferred Securities:
Electric-Integrated	319,698	107,771		–	427,469
Food-Dairy Products	–	50,000		–	50,000
Sovereign Agency	74,025	467,425		–	541,450
Telecom Services	–	52,257		–	52,257
Other Industries	2,501,712	–		–	2,501,712
Preferred Securities/Capital Securities	–	10,503,750		–	10,503,750
Registered Investment Companies	19,434,168	–		–	19,434,168
U.S. Corporate Bonds & Notes	–	169,660		–	169,660
Repurchase Agreements	–	147,000		–	147,000

Total Investments at Value	$24,812,552	$20,680,866		$–	$45,493,418

Other Financial Instruments:†
Forward Foreign Currency Contracts	–	13,968		–	13,968

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	–	2,559		–	2,559

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series _ AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS – July 31, 2019 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS – 96.6%
Advanced Materials – 0.0%
Haynes International, Inc.	$130	$3,869

Advertising Agencies – 0.0%
MDC Partners, Inc., Class A†	593	1,483
Telaria, Inc.†	453	3,669

		5,152

Advertising Sales – 0.0%
Boston Omaha Corp., Class A†	105	2,221
Clear Channel Outdoor Holdings, Inc.†	402	1,218
National CineMedia, Inc.	653	4,649

		8,088

Advertising Services – 0.0%
Fluent, Inc.†	447	2,324
Marchex, Inc., Class B†	363	1,579
SharpSpring, Inc.†	90	857

		4,760

Aerospace/Defense – 0.1%
AeroVironment, Inc.†	223	12,232
Kratos Defense & Security Solutions, Inc.†	945	23,294
National Presto Industries, Inc.	52	4,782
Park Aerospace Corp.	194	3,529
Wesco Aircraft Holdings, Inc.†	558	5,876

		49,713

Aerospace/Defense-Equipment – 0.3%
AAR Corp.	350	14,651
Aerojet Rocketdyne Holdings, Inc.†	766	32,724
Astronics Corp.†	254	9,357
Barnes Group, Inc.	502	26,124
Coda Octopus Group, Inc.†	49	580
Ducommun, Inc.†	113	4,763
Kaman Corp.	290	18,386
Moog, Inc., Class A	337	27,452
Triumph Group, Inc.	520	12,600

		146,637

Agricultural Biotech – 0.0%
Calyxt, Inc.†	98	910

Agricultural Chemicals – 0.0%
Intrepid Potash, Inc.†	1,000	3,740
Marrone Bio Innovations, Inc.†	544	724

		4,464

Agricultural Operations – 0.0%
Alico, Inc.	42	1,340
Andersons, Inc.	330	8,860
Cadiz, Inc.†	134	1,450
Limoneira Co.	164	3,245
Tejon Ranch Co.†	220	4,077

		18,972

Airlines – 0.8%
Allegiant Travel Co.	136	20,380
Hawaiian Holdings, Inc.	500	12,995
Mesa Air Group, Inc.†	28,938	296,325
SkyWest, Inc.	525	31,873
Spirit Airlines, Inc.†	719	30,507

		392,080

Apparel Manufacturers – 0.2%
Centric Brands, Inc.†	173	467
Deckers Outdoor Corp.†	307	47,978
Delta Apparel, Inc.†	65	1,238
Kontoor Brands, Inc.	464	13,609
Oxford Industries, Inc.	174	12,735
Superior Group of Cos., Inc.	112	1,906
Vince Holding Corp.†	32	449

		78,382

Appliances – 0.0%
Hamilton Beach Brands Holding Co., Class A	70	1,148
iRobot Corp.†	288	21,053

		22,201

Applications Software – 0.8%
Appfolio, Inc., Class A†	161	15,544
Brightcove, Inc.†	397	4,955
Ebix, Inc.	244	11,231
Five9, Inc.†	617	30,461
Ideanomics, Inc.†	536	1,018
Immersion Corp.†	327	2,629
PDF Solutions, Inc.†	296	3,952
Telenav, Inc.†	332	3,131
Upland Software, Inc.†	7,540	331,685
Verra Mobility Corp.†	1,033	14,307

		418,913

Athletic Equipment – 0.1%
Clarus Corp.	246	3,535
Fox Factory Holding Corp.†	395	31,632
Vista Outdoor, Inc.†	606	4,363
YETI Holdings, Inc.†	324	11,262

		50,792

Auction Houses/Art Dealers – 0.0%
Sotheby’s†	332	19,824

Audio/Video Products – 0.0%
Daktronics, Inc.	384	2,435
Sonos, Inc.†	731	7,931
Universal Electronics, Inc.†	141	6,038

		16,404

Auto Repair Centers – 0.1%
Monro, Inc.	342	28,800

Auto-Heavy Duty Trucks – 1.1%
Blue Bird Corp.†	25,347	525,190
Navistar International Corp.†	520	16,245
REV Group, Inc.	285	4,152

		545,587

Auto-Truck Trailers – 0.0%
Wabash National Corp.	573	9,071

Auto/Truck Parts & Equipment-Original – 0.4%
Adient PLC	920	21,850
American Axle & Manufacturing Holdings, Inc.†	1,174	14,170
Cooper-Standard Holdings, Inc.†	182	9,005
Dana, Inc.	1,515	25,316
Dorman Products, Inc.†	283	20,342
Gentherm, Inc.†	354	14,482
Meritor, Inc.†	841	20,798
Methode Electronics, Inc.	383	11,471

Miller Industries, Inc.	116	3,622
Modine Manufacturing Co.†	519	7,121
Spartan Motors, Inc.	360	4,327
Tenneco, Inc., Class A	532	4,809
Titan International, Inc.	526	1,988
Tower International, Inc.	209	6,437
Visteon Corp.†	296	19,501

		185,239

Auto/Truck Parts & Equipment-Replacement – 0.8%
Commercial Vehicle Group, Inc.†	318	2,582
Douglas Dynamics, Inc.	9,540	392,094
Motorcar Parts of America, Inc.†	196	3,505
Standard Motor Products, Inc.	221	10,168

		408,349

B2B/E-Commerce – 0.0%
ePlus, Inc.†	140	10,626

Banks-Commercial – 6.0%
1st Constitution Bancorp	79	1,439
1st Source Corp.	148	6,949
ACNB Corp.	72	2,686
Allegiance Bancshares, Inc.†	204	6,846
Amalgamated Bank, Class A	145	2,488
Amerant Bancorp, Inc.†	203	3,731
American National Bankshares, Inc.	112	4,143
Ameris Bancorp	686	27,282
Ames National Corp.	93	2,540
Arrow Financial Corp.	130	4,324
Atlantic Capital Bancshares, Inc.†	247	4,542
Atlantic Union Bankshares Corp.	852	32,402
BancFirst Corp.	195	11,376
Bancorp, Inc.†	526	5,092
BancorpSouth Bank	1,004	30,010
Bank First Corp.	61	3,532
Bank of Commerce Holdings	182	1,960
Bank of Marin Bancorp	140	6,121
Bank of N.T. Butterfield & Son, Ltd.	574	18,041
Bank of Princeton	59	1,627
Bank7 Corp.†	39	738
Bankwell Financial Group, Inc.	70	1,967
Banner Corp.	362	21,452
Bar Harbor Bankshares	160	4,062
Baycom Corp.†	109	2,496
BCB Bancorp, Inc.	146	1,873
Bridge Bancorp, Inc.	171	4,995
Bridgewater Bancshares, Inc.†	245	2,920
Bryn Mawr Bank Corp.	8,786	325,785
Business First Bancshares, Inc.	131	3,267
Byline Bancorp, Inc.†	244	4,663
C&F Financial Corp.	34	1,846
Cadence BanCorp	1,317	22,573
Cambridge Bancorp	45	3,519
Camden National Corp.	161	7,198
Capital Bancorp, Inc.†	83	1,057
Capital City Bank Group, Inc.	141	3,641
Capstar Financial Holdings, Inc.	153	2,479
Carolina Financial Corp.	219	7,691
Carter Bank & Trust†	237	4,728
Cathay General Bancorp	804	29,925
CenterState Bank Corp.	1,320	32,102
Central Pacific Financial Corp.	293	8,635
Central Valley Community Bancorp	122	2,529
Century Bancorp, Inc., Class A	29	2,429
Chemung Financial Corp.	37	1,615
Citizens & Northern Corp.	126	3,228
City Holding Co.	169	13,089
Civista Bancshares, Inc.	161	3,569
CNB Financial Corp.	152	4,289
Coastal Financial Corp.†	81	1,287
Codorus Valley Bancorp, Inc.	96	2,246
Colony Bankcorp, Inc.	78	1,307
Columbia Banking System, Inc.	771	29,074
Community Bank System, Inc.	533	35,173
Community Financial Corp.	51	1,659
Community Trust Bancorp, Inc.	162	6,851
ConnectOne Bancorp, Inc.	347	7,932
Customers Bancorp, Inc.†	297	6,124
CVB Financial Corp.	1,400	30,814
DNB Financial Corp.	36	1,648
Eagle Bancorp, Inc.	353	14,229
Enterprise Bancorp, Inc.	94	2,872
Enterprise Financial Services Corp.	258	10,753
Equity Bancshares, Inc., Class A†	158	4,185
Esquire Financial Holdings, Inc.†	67	1,719
Evans Bancorp, Inc.	49	1,816
Farmers & Merchants Bancorp, Inc.	106	3,036
Farmers National Banc Corp.	268	3,915
FB Financial Corp.	178	6,766
Fidelity D&D Bancorp, Inc.	29	1,913
Financial Institutions, Inc.	162	4,988
First Bancorp	307	11,341
First Bancorp, Inc.	107	2,804
First BanCorp./Puerto Rico	2,251	24,221
First Bancshares, Inc.	174	5,779
First Bank	174	1,980
First Busey Corp.	544	14,704
First Business Financial Services, Inc.	88	2,097
First Choice Bancorp	106	2,353
First Commonwealth Financial Corp.	1,026	14,128
First Community Bankshares, Inc.	161	5,324
First Financial Bancorp	1,022	26,051
First Financial Bankshares, Inc.	1,364	44,671
First Financial Corp.	125	5,426
First Foundation, Inc.	410	6,166
First Guaranty Bancshares, Inc.	49	1,071
First Internet Bancorp	103	2,171
First Interstate BancSystem, Inc., Class A	393	15,732
First Merchants Corp.	464	18,286
First Mid Bancshares, Inc.	153	5,214
First Midwest Bancorp, Inc.	1,117	24,161
First Northwest Bancorp	94	1,511
First of Long Island Corp.	251	5,552
FNCB Bancorp, Inc.	179	1,423
Franklin Financial Network, Inc.	137	4,042
Franklin Financial Services Corp.	44	1,606
Fulton Financial Corp.	1,731	29,427
FVCBankcorp, Inc.†	127	2,289

German American Bancorp, Inc.	243	7,667
Glacier Bancorp, Inc.	889	37,258
Great Southern Bancorp, Inc.	116	6,955
Great Western Bancorp, Inc.	600	20,292
Guaranty Bancshares, Inc.	86	2,651
Hancock Whitney Corp.	897	37,243
Hanmi Financial Corp.	318	6,834
HarborOne Bancorp, Inc.†	153	2,930
Hawthorn Bancshares, Inc.	59	1,441
Heartland Financial USA, Inc.	344	16,543
Heritage Commerce Corp.	438	5,418
Heritage Financial Corp.	384	10,952
Hilltop Holdings, Inc.	760	17,237
Home BancShares, Inc.	1,627	32,003
HomeStreet, Inc.†	261	7,574
Hope Bancorp, Inc.	1,265	18,659
Horizon Bancorp	391	6,811
Howard Bancorp, Inc.†	135	2,010
IBERIABANK Corp.	566	44,471
Independent Bank Corp./Massachusetts	348	27,060
Independent Bank Corp./Michigan	237	5,152
International Bancshares Corp.	583	21,938
Investar Holding Corp.	98	2,363
Kearny Financial Corp.	873	11,655
Lakeland Bancorp, Inc.	511	8,370
Lakeland Financial Corp.	258	11,865
LCNB Corp.	131	2,359
LegacyTexas Financial Group, Inc.	505	21,584
Level One Bancorp, Inc.	54	1,272
Live Oak Bancshares, Inc.	267	5,199
Luther Burbank Corp.	209	2,332
Macatawa Bank Corp.	273	2,806
Mackinac Financial Corp.	97	1,494
MainStreet Bancshares, Inc.†	74	1,689
MBT Financial Corp.	396	4,269
Mercantile Bank Corp.	168	5,645
Merchants Bancorp	90	1,610
Metropolitan Bank Holding Corp.†	74	3,106
Mid Penn Bancorp, Inc.	72	1,876
Midland States Bancorp, Inc.	227	6,156
MidSouth Bancorp, Inc.	165	2,018
MidWestOne Financial Group, Inc.	124	3,853
MVB Financial Corp.	99	1,724
National Bankshares, Inc.	66	2,418
NBT Bancorp, Inc.	448	17,338
Nicolet Bankshares, Inc.†	86	5,651
Northeast Bank	79	1,734
Northrim BanCorp, Inc.	71	2,767
Norwood Financial Corp.	61	2,112
Oak Valley Bancorp	72	1,349
OFG Bancorp	530	11,994
Ohio Valley Banc Corp.	43	1,551
Old Line Bancshares, Inc.	160	4,518
Old National Bancorp	1,814	31,945
Old Second Bancorp, Inc.	304	3,995
OP Bancorp	136	1,341
Opus Bank	229	5,132
Origin Bancorp, Inc.	203	7,066
Orrstown Financial Services, Inc.	107	2,447
Pacific Mercantile Bancorp†	204	1,575
Park National Corp.	141	13,337
PCB Bancorp	9,265	153,799
PCSB Financial Corp.	170	3,305
Peapack Gladstone Financial Corp.	198	5,629
Penns Woods Bancorp, Inc.	48	2,177
People’s Utah Bancorp	164	4,969
Peoples Bancorp of North Carolina, Inc.	48	1,302
Peoples Bancorp, Inc.	189	6,126
Peoples Financial Services Corp.	72	3,483
Preferred Bank	6,292	340,964
Premier Financial Bancorp, Inc.	137	2,140
Provident Bancorp, Inc.†	45	1,244
QCR Holdings, Inc.	155	5,930
RBB Bancorp	170	3,417
Red River Bancshares, Inc.†	7	330
Reliant Bancorp, Inc.	107	2,660
Renasant Corp.	598	21,462
Republic Bancorp, Inc., Class A	102	4,873
Republic First Bancorp, Inc.†	458	1,992
S&T Bancorp, Inc.	354	13,477
Sandy Spring Bancorp, Inc.	369	13,446
SB One Bancorp	86	1,970
Seacoast Banking Corp. of Florida†	529	14,304
Select Bancorp, Inc.†	172	1,952
ServisFirst Bancshares, Inc.	499	16,996
Shore Bancshares, Inc.	133	2,181
Sierra Bancorp	148	3,858
Simmons First National Corp., Class A	952	24,514
SmartFinancial, Inc.†	133	2,885
South Plains Financial, Inc.	36	628
South State Corp.	368	29,466
Southern First Bancshares, Inc.†	73	2,977
Southern National Bancorp of Virginia, Inc.	207	3,295
Southside Bancshares, Inc.	336	11,632
Spirit of Texas Bancshares, Inc.†	123	2,637
Sterling Bancorp, Inc.	178	1,748
Stock Yards Bancorp, Inc.	212	8,109
Summit Financial Group, Inc.	116	3,087
Tompkins Financial Corp.	155	12,705
Towne Bank	699	19,670
TriCo Bancshares	281	10,608
TriState Capital Holdings, Inc.†	256	5,376
Triumph Bancorp, Inc.†	258	8,052
TrustCo Bank Corp.	997	8,076
Trustmark Corp.	675	23,990
UMB Financial Corp.	465	31,741
United Bankshares, Inc.	1,023	38,455
United Community Banks, Inc.	826	23,706
United Security Bancshares	141	1,512
Unity Bancorp, Inc.	83	1,719
Univest Financial Corp.	302	8,293
Valley National Bancorp	3,404	37,989
Veritex Holdings, Inc.	12,107	309,818
Washington Trust Bancorp, Inc.	159	7,987
WesBanco, Inc.	554	20,265
West Bancorporation, Inc.	168	3,558
Westamerica Bancorporation	273	17,499
Western New England Bancorp, Inc.	253	2,363

		3,046,288

Banks-Fiduciary – 0.0%
Parke Bancorp, Inc.	94	2,253
Union Bankshares, Inc.	41	1,361

		3,614

Banks-Mortgage – 0.1%
Flagstar Bancorp, Inc.	299	10,309
Walker & Dunlop, Inc.	290	16,919

		27,228

Banks-Super Regional – 0.1%
Independent Bank Group, Inc.	380	21,588
National Bank Holdings Corp., Class A	309	11,210

		32,798

Batteries/Battery Systems – 0.1%
EnerSys	453	30,854

Beverages-Non-alcoholic – 0.1%
Celsius Holdings, Inc.†	263	1,312
Coca-Cola Consolidated, Inc.	49	14,383
National Beverage Corp.	124	5,398
New Age Beverages Corp.†	758	2,835
Primo Water Corp.†	367	5,421

		29,349

Beverages-Wine/Spirits – 0.0%
MGP Ingredients, Inc.	136	6,799

Brewery – 0.1%
Boston Beer Co., Inc., Class A†	88	34,524
Craft Brew Alliance, Inc.†	122	1,917

		36,441

Broadcast Services/Program – 0.0%
Hemisphere Media Group, Inc.†	177	2,179
MSG Networks, Inc., Class A†	614	11,660

		13,839

Building & Construction Products-Misc. – 0.4%
American Woodmark Corp.†	159	13,491
Armstrong Flooring, Inc.†	224	1,873
Builders FirstSource, Inc.†	1,195	20,530
Caesarstone, Ltd.	236	3,321
Cornerstone Building Brands, Inc.†	482	2,805
Forterra, Inc.†	195	1,268
Gibraltar Industries, Inc.†	338	14,007
Louisiana-Pacific Corp.	1,302	34,034
Patrick Industries, Inc.†	236	10,825
Select Interior Concepts, Inc., Class A†	224	2,565
Simpson Manufacturing Co., Inc.	470	29,027
Summit Materials, Inc., Class A†	1,180	21,759
Trex Co., Inc.†	616	50,358

		205,863

Building & Construction-Misc. – 0.8%
Brightview Holdings, Inc.†	327	6,461
Comfort Systems USA, Inc.	381	16,002
Concrete Pumping Holdings, Inc.†	116	470
EMCOR Group, Inc.	585	49,368
IES Holdings, Inc.†	87	1,576
MYR Group, Inc.†	169	6,104
NV5 Global, Inc.†	3,755	298,410
TopBuild Corp.†	356	28,882
WillScot Corp.†	542	8,629

		415,902

Building Products-Air & Heating – 0.1%
AAON, Inc.	431	21,895
SPX Corp.†	458	15,984

		37,879

Building Products-Cement – 0.0%
Continental Building Products, Inc.†	365	8,972
US Concrete, Inc.†	168	7,911

		16,883

Building Products-Doors & Windows – 0.8%
Apogee Enterprises, Inc.	274	11,114
Griffon Corp.	383	6,262
JELD-WEN Holding, Inc.†	708	15,512
Masonite International Corp.†	261	13,911
PGT Innovations, Inc.†	20,845	336,021

		382,820

Building Products-Wood – 0.1%
Boise Cascade Co.	407	10,989
Universal Forest Products, Inc.	624	25,228

		36,217

Building-Heavy Construction – 0.8%
Aegion Corp.†	324	6,107
Arcosa, Inc.	510	19,125
Construction Partners, Inc., Class A†	16,784	262,334
Dycom Industries, Inc.†	319	17,596
Granite Construction, Inc.	492	17,466
Great Lakes Dredge & Dock Corp.†	639	6,857
MasTec, Inc.†	629	32,280
Primoris Services Corp.	465	9,746
Sterling Construction Co., Inc.†	274	3,431
Tutor Perini Corp.†	418	5,459

		380,401

Building-Maintenance & Services – 0.1%
ABM Industries, Inc.	698	29,379

Building-Mobile Home/Manufactured Housing – 0.1%
Cavco Industries, Inc.†	90	15,962
LCI Industries	256	23,457
Skyline Champion Corp.†	528	15,048
Winnebago Industries, Inc.	326	13,138

		67,605

Building-Residential/Commercial – 0.9%
Beazer Homes USA, Inc.†	312	3,657
Century Communities, Inc.†	10,845	298,997
Green Brick Partners, Inc.†	255	2,399
Installed Building Products, Inc.†	237	12,627
KB Home	889	23,354
LGI Homes, Inc.†	210	14,761
M/I Homes, Inc.†	278	9,833
MDC Holdings, Inc.	520	18,793
Meritage Homes Corp.†	380	23,868

Taylor Morrison Home Corp., Class A†	1,125	25,335
TRI Pointe Group, Inc.†	1,482	20,288
William Lyon Homes, Class A†	333	6,540

		460,452

Cable/Satellite TV – 0.1%
Liberty Latin America, Ltd., Class A†	485	7,949
Liberty Latin America, Ltd., Class C†	1,194	19,582
WideOpenWest, Inc.†	258	1,958

		29,489

Capacitors – 0.0%
KEMET Corp.	597	12,012

Casino Hotels – 0.1%
Boyd Gaming Corp.	845	22,384
Century Casinos, Inc.†	286	2,823

		25,207

Casino Services – 0.8%
Eldorado Resorts, Inc.†	691	31,178
Everi Holdings, Inc.†	28,634	343,895
Scientific Games Corp.†	585	11,963

		387,036

Cellular Telecom – 0.0%
ATN International, Inc.	116	6,527
NII Holdings, Inc.†	939	1,606

		8,133

Chemicals-Diversified – 0.2%
Aceto Corp.	1	0
AdvanSix, Inc.†	298	7,641
Codexis, Inc.†	554	10,177
Innophos Holdings, Inc.	206	5,597
Innospec, Inc.	255	23,812
Koppers Holdings, Inc.†	197	5,378
Orion Engineered Carbons SA	625	12,175
Quaker Chemical Corp.	138	25,860

		90,640

Chemicals-Fibers – 0.0%
Rayonier Advanced Materials, Inc.	512	2,381

Chemicals-Other – 0.0%
American Vanguard Corp.	298	4,255

Chemicals-Plastics – 0.1%
A. Schulman, Inc. CVR†(1)	318	95
PolyOne Corp.	815	26,707

		26,802

Chemicals-Specialty – 0.6%
Amyris, Inc.†	391	1,208
Balchem Corp.	338	34,692
Ferro Corp.†	856	12,609
Flexible Solutions International, Inc.	6,674	21,490
GCP Applied Technologies, Inc.†	567	12,491
H.B. Fuller Co.	534	25,531
Hawkins, Inc.	102	4,454
Ingevity Corp.†	441	43,456
Kraton Corp.†	328	10,060
Materion Corp.	213	13,234
Minerals Technologies, Inc.	369	19,649
Oil-Dri Corp. of America	54	1,913
OMNOVA Solutions, Inc.†	459	4,567
PQ Group Holdings, Inc.†	397	6,189
Rogers Corp.†	194	30,780
Sensient Technologies Corp.	444	30,268
Stepan Co.	215	21,317
Tronox Holdings PLC, Class A	1,007	11,138
Valhi, Inc.	304	654

		305,700

Circuit Boards – 0.0%
TTM Technologies, Inc.†	1,039	10,868

Coal – 0.1%
Advanced Emissions Solutions, Inc.	173	2,202
Arch Coal, Inc., Class A	177	15,781
CONSOL Energy, Inc.†	288	6,189
Hallador Energy Co.	213	1,142
NACCO Industries, Inc., Class A	39	2,073
Peabody Energy Corp.	742	15,627
Ramaco Resources, Inc.†	86	419
SunCoke Energy, Inc.†	919	6,975
Warrior Met Coal, Inc.	542	13,409

		63,817

Coatings/Paint – 0.0%
Kronos Worldwide, Inc.	237	3,178

Coffee – 0.0%
Farmer Bros. Co.†	111	1,803
Youngevity International, Inc.†	87	408

		2,211

Commercial Services – 0.9%
Acacia Research Corp.†	509	1,420
Care.com, Inc.†	226	2,477
Collectors Universe, Inc.	84	1,992
Emerald Expositions Events, Inc.	259	2,761
Forrester Research, Inc.	112	5,301
Harsco Corp.†	834	19,566
Healthcare Services Group, Inc.	780	18,650
HMS Holdings Corp.†	910	31,759
LiveRamp Holdings, Inc.†	716	37,726
Medifast, Inc.	119	13,286
National Research Corp.	126	8,495
SP Plus Corp.†	8,799	303,829
Team, Inc.†	312	5,167
Weight Watchers International, Inc.†	490	10,608

		463,037

Commercial Services-Finance – 0.8%
Cardtronics PLC, Class A†	400	11,392
Cass Information Systems, Inc.	148	7,535
CBIZ, Inc.†	538	12,573
EVERTEC, Inc.	636	20,365
Evo Payments, Inc., Class A†	328	10,207
Green Dot Corp., Class A†	520	26,359
I3 Verticals, Inc., Class A†	10,597	302,756
International Money Express, Inc.†	136	1,882
PRGX Global, Inc.†	218	1,223
Priority Technology Holdings, Inc.†	69	536

		394,828

Communications Software – 0.0%
Avaya Holdings Corp.†	1,163	14,003
Pareteum Corp.†	1,126	3,941

		17,944

Computer Aided Design – 0.0%
Altair Engineering, Inc., Class A†	404	16,810

Computer Data Security – 0.3%
Carbon Black, Inc.†	585	10,887
ForeScout Technologies, Inc.†	426	15,915
OneSpan, Inc.†	343	5,015
Qualys, Inc.†	357	30,902
Rapid7, Inc.†	504	30,567
SecureWorks Corp., Class A†	88	1,051
Tenable Holdings, Inc.†	388	9,723
Varonis Systems, Inc.†	311	22,364

		126,424

Computer Graphics – 0.0%
Monotype Imaging Holdings, Inc.	424	8,467

Computer Services – 2.9%
Carbonite, Inc.†	14,383	257,887
Conduent, Inc.†	1,815	16,517
ExlService Holdings, Inc.†	352	24,214
Insight Enterprises, Inc.†	372	20,467
MAXIMUS, Inc.	667	49,031
Parsons Corp.†	196	7,195
Perspecta, Inc.	1,483	34,598
Presidio, Inc.	484	6,776
Rimini Street, Inc.†	207	1,021
Science Applications International Corp.	622	53,100
StarTek, Inc.†	170	1,141
Sykes Enterprises, Inc.†	410	11,599
TTEC Holdings, Inc.	10,911	511,944
Unisys Corp.†	38,230	473,670
Virtusa Corp.†	302	13,493

		1,482,653

Computer Software – 0.5%
Avid Technology, Inc.†	293	3,003
Bandwidth, Inc., Class A†	169	12,591
Box, Inc., Class A†	1,502	24,843
Cision, Ltd.†	960	9,974
Cloudera, Inc.†	2,475	14,801
Cornerstone OnDemand, Inc.†	587	34,750
Envestnet, Inc.†	501	35,776
j2 Global, Inc.	489	43,565
Simulations Plus, Inc.	125	4,853
TiVo Corp.	1,286	9,748
Yext, Inc.†	975	20,290
Zuora, Inc., Class A†	894	13,419

		227,613

Computers – 0.0%
Inspired Entertainment, Inc.†	93	742

Computers-Integrated Systems – 1.1%
Agilysys, Inc.†	4,655	114,187
Cray, Inc.†	428	14,826
Cubic Corp.	328	21,714
Diebold Nixdorf, Inc.†	805	11,197
Mercury Systems, Inc.†	560	45,651
MTS Systems Corp.	188	10,833
NetScout Systems, Inc.†	783	20,389
PAR Technology Corp.†	12,436	323,212
USA Technologies, Inc.†	617	4,060

		566,069

Computers-Other – 0.2%
3D Systems Corp.†	1,191	10,743
Lumentum Holdings, Inc.†	802	45,417
PlayAGS, Inc.†	279	5,234
Stratasys, Ltd.†	539	15,033

		76,427

Computers-Periphery Equipment – 0.0%
Mitek Systems, Inc.†	387	3,885

Computers-Voice Recognition – 0.5%
Vocera Communications, Inc.†	9,616	246,843

Consulting Services – 1.5%
CRA International, Inc.	8,452	366,986
Franklin Covey Co.†	102	3,723
FTI Consulting, Inc.†	395	41,258
GP Strategies Corp.†	133	2,112
Hackett Group, Inc.	18,920	310,666
Huron Consulting Group, Inc.†	235	14,328
ICF International, Inc.	190	16,186
Information Services Group, Inc.†	362	985
Kelly Services, Inc., Class A	347	9,657
Navigant Consulting, Inc.	408	9,939
Vectrus, Inc.†	118	4,772

		780,612

Consumer Products-Misc. – 0.2%
Central Garden & Pet Co.†	110	3,342
Central Garden & Pet Co., Class A†	446	12,287
Helen of Troy, Ltd.†	263	38,998
Quanex Building Products Corp.	346	6,442
WD-40 Co.	144	26,145

		87,214

Containers-Metal/Glass – 0.0%
Greif, Inc., Class A	271	9,474
Greif, Inc., Class B	63	2,709

		12,183

Containers-Paper/Plastic – 0.6%
UFP Technologies, Inc.†	6,829	297,471

Cosmetics & Toiletries – 0.1%
e.l.f. Beauty, Inc.†	275	4,562
Edgewell Personal Care Co.†	567	17,254
Inter Parfums, Inc.	185	12,817
Revlon, Inc., Class A†	72	1,434

		36,067

Cruise Lines – 0.6%
Lindblad Expeditions Holdings, Inc.†	15,912	299,623

Data Processing/Management – 0.1%
Bottomline Technologies, Inc.†	449	18,898
CommVault Systems, Inc.†	359	16,313
CSG Systems International, Inc.	345	17,678

		52,889

Dental Supplies & Equipment – 0.0%
Patterson Cos., Inc.	877	17,365

Diagnostic Equipment – 0.2%
Accelerate Diagnostics, Inc.†	286	5,342
BioTelemetry, Inc.†	348	16,339
GenMark Diagnostics, Inc.†	571	3,574
OPKO Health, Inc.†	3,561	7,514
Quanterix Corp.†	100	3,098
Repligen Corp.†	497	46,912

		82,779

Diagnostic Kits – 0.1%
Celcuity, Inc.†	62	1,411
Genomic Health, Inc.†	282	20,577
Meridian Bioscience, Inc.	442	5,282
OraSure Technologies, Inc.†	645	5,386
Quidel Corp.†	371	21,900

		54,556

Dialysis Centers – 0.0%
American Renal Associates Holdings, Inc.†	192	1,478

Direct Marketing – 0.0%
Quotient Technology, Inc.†	831	8,742

Disposable Medical Products – 1.0%
BioLife Solutions, Inc.†	24,022	458,100
CONMED Corp.	286	24,982
Merit Medical Systems, Inc.†	562	22,176
Utah Medical Products, Inc.	36	3,276

		508,534

Distribution/Wholesale – 0.3%
Anixter International, Inc.†	320	20,595
BlueLinx Holdings, Inc.†	94	1,994
Core-Mark Holding Co., Inc.	475	17,779
EVI Industries, Inc.	48	1,686
Fossil Group, Inc.†	491	5,421
G-III Apparel Group, Ltd.†	474	13,585
H&E Equipment Services, Inc.	335	10,254
ScanSource, Inc.†	271	9,201
SiteOne Landscape Supply, Inc.†	428	31,616
Systemax, Inc.	130	2,821
Titan Machinery, Inc.†	199	4,127
Triton International, Ltd.	596	19,716
Veritiv Corp.†	136	2,369

		141,164

Diversified Manufacturing Operations – 0.2%
Actuant Corp., Class A	585	13,396
Chase Corp.	77	7,976
EnPro Industries, Inc.	216	15,344
Fabrinet†	382	20,506
Federal Signal Corp.	626	19,500
LSB Industries, Inc.†	236	1,178
Lydall, Inc.†	179	4,224
NL Industries, Inc.†	88	448
Standex International Corp.	132	9,289

		91,861

Diversified Minerals – 0.0%
Covia Holdings Corp.†	436	759
Livent Corp.†	1,538	9,905
United States Lime & Minerals, Inc.	21	1,698

		12,362

Diversified Operations/Commercial Services – 0.0%
Viad Corp.	210	14,519

Drug Delivery Systems – 0.5%
Antares Pharma, Inc.†	1,696	5,410
Assertio Therapeutics, Inc.†	676	2,319
BioDelivery Sciences International, Inc.†	65,871	244,381
Heron Therapeutics, Inc.†	774	13,499
Revance Therapeutics, Inc.†	462	5,812
Senseonics Holdings, Inc.†	1,119	1,242

		272,663

E-Commerce/Products – 0.0%
1-800-flowers.com, Inc., Class A†	260	5,091
Lands’ End, Inc.†	111	1,210
Overstock.com, Inc.†	282	6,351
Stitch Fix, Inc., Class A†	440	11,475

		24,127

E-Commerce/Services – 0.3%
Cargurus, Inc.†	778	28,996
Cars.com, Inc.†	703	13,357
ChannelAdvisor Corp.†	280	2,556
Eventbrite, Inc., Class A†	383	6,775
EverQuote, Inc., Class A†	89	1,323
Expedia Group, Inc.	206	27,286
Groupon, Inc.†	4,737	14,922
Leaf Group, Ltd.†	181	1,104
Shutterfly, Inc.†	359	18,198
Shutterstock, Inc.	200	7,674
Stamps.com, Inc.†	176	8,404
Travelzoo†	56	705
TrueCar, Inc.†	1,086	5,517
Upwork, Inc.†	576	9,469

		146,286

E-Marketing/Info – 0.6%
Cardlytics, Inc.†	143	4,061
comScore, Inc.†	513	1,693
Liquidity Services, Inc.†	287	1,871
New Media Investment Group, Inc.	629	6,775
QuinStreet, Inc.†	18,173	296,038
Rubicon Project, Inc.†	502	3,820

		314,258

E-Services/Consulting – 0.0%
Perficient, Inc.†	338	11,549

Educational Software – 0.0%
Instructure, Inc.†	353	14,011

Electric Products-Misc. – 0.1%
Graham Corp.	101	2,187
nLight, Inc.†	340	5,589
Novanta, Inc.†	353	29,684

		37,460

Electric-Distribution – 0.0%
Genie Energy, Ltd., Class B	151	1,664
Spark Energy, Inc., Class A	122	1,335
Unitil Corp.	153	8,961

		11,960

Electric-Generation – 0.1%
Atlantic Power Corp.†	1,121	2,679
Ormat Technologies, Inc.	416	27,269

		29,948

Electric-Integrated – 0.7%
ALLETE, Inc.	544	47,301
Ameresco, Inc., Class A†	230	3,277
Avista Corp.	688	31,668
Black Hills Corp.	633	50,102
El Paso Electric Co.	426	28,227
MGE Energy, Inc.	366	27,139
NorthWestern Corp.	531	37,127
Otter Tail Corp.	413	22,046
PNM Resources, Inc.	834	41,425
Portland General Electric Co.	942	51,669

		339,981

Electronic Components-Misc. – 0.4%
Advanced Energy Industries, Inc.†	399	23,302
Applied Optoelectronics, Inc.†	199	1,992
Atkore International Group, Inc.†	485	13,236
Bel Fuse, Inc., Class B	103	1,698
Benchmark Electronics, Inc.	404	10,932
Comtech Telecommunications Corp.	246	7,321
IntriCon Corp.†	86	1,546
Kimball Electronics, Inc.†	257	4,086
Knowles Corp.†	853	17,359
NVE Corp.	50	3,361
OSI Systems, Inc.†	175	19,698
Plexus Corp.†	312	18,630
Sanmina Corp.†	710	22,542
SMART Global Holdings, Inc.†	137	4,170
Transcat, Inc.†	71	1,691
Vishay Intertechnology, Inc.	1,391	23,647
Vishay Precision Group, Inc.†	109	4,441
ZAGG, Inc.†	294	1,949

		181,601

Electronic Components-Semiconductors – 1.9%
Adesto Technologies Corp.†	36,649	312,249
Alpha & Omega Semiconductor, Ltd.†	210	2,131
Ambarella, Inc.†	331	16,533
Amkor Technology, Inc.†	1,030	9,507
AVX Corp.	494	7,524
AXT, Inc.†	404	1,725
CEVA, Inc.†	228	6,334
CTS Corp.	341	10,748
Diodes, Inc.†	431	18,361
DSP Group, Inc.†	228	3,675
GSI Technology, Inc.†	160	1,315
Impinj, Inc.†	155	5,611
Inphi Corp.†	471	28,359
Lattice Semiconductor Corp.†	1,307	25,277
MACOM Technology Solutions Holdings, Inc.†	482	9,457
Photronics, Inc.†	684	6,587
Rambus, Inc.†	1,158	14,429
Rudolph Technologies, Inc.†	13,881	373,677
Semtech Corp.†	691	36,533
Silicon Laboratories, Inc.†	451	50,607
Synaptics, Inc.†	365	11,746
Xperi Corp.	516	11,017

		963,402

Electronic Measurement Instruments – 0.5%
Badger Meter, Inc.	300	16,047
CyberOptics Corp.†	14,119	189,901
FARO Technologies, Inc.†	181	9,664
Fitbit, Inc., Class A†	2,322	9,752
Itron, Inc.†	360	22,320
Mesa Laboratories, Inc.	36	9,060
Stoneridge, Inc.†	291	9,478

		266,222

Electronic Parts Distribution – 0.1%
Tech Data Corp.†	386	39,117

Electronic Security Devices – 0.7%
Alarm.com Holdings, Inc.†	385	19,215
Napco Security Technologies, Inc.†	11,177	323,574
Wrap Technologies, Inc.†	80	386

		343,175

Energy-Alternate Sources – 0.3%
Clean Energy Fuels Corp.†	1,408	3,759
Enphase Energy, Inc.†	963	27,109
FutureFuel Corp.	271	3,157
Green Plains, Inc.	414	4,177
Pattern Energy Group, Inc., Class A	926	21,233
Plug Power, Inc.†	2,407	5,320
Renewable Energy Group, Inc.†	386	5,246
REX American Resources Corp.†	59	4,401
SunPower Corp.†	659	7,704
Sunrun, Inc.†	1,160	22,098
TerraForm Power, Inc., Class A	766	11,804
TPI Composites, Inc.†	303	7,748
Vivint Solar, Inc.†	457	3,770

		127,526

Engineering/R&D Services – 0.2%
Argan, Inc.	154	6,337
Exponent, Inc.	543	37,359
Iteris, Inc.†	296	1,601
KBR, Inc.	1,485	39,174
Mistras Group, Inc.†	189	2,865
VSE Corp.	91	2,727

		90,063

Engines-Internal Combustion – 0.0%
Briggs & Stratton Corp.	427	4,069

Enterprise Software/Service – 2.5%
American Software, Inc., Class A	21,021	280,000
Appian Corp.†	327	12,848
Benefitfocus, Inc.†	311	7,772
Blackbaud, Inc.	512	46,592
Blackline, Inc.†	448	19,981
Daily Journal Corp.†	12	2,977
Domo, Inc., Class B†	181	5,021
Donnelley Financial Solutions, Inc.†	327	4,457
eGain Corp.†	22,126	171,255
Everbridge, Inc.†	342	34,987
Evolent Health, Inc., Class A†	759	5,176
Exela Technologies, Inc.†	470	1,245
Intelligent Systems Corp.†	71	3,485
LivePerson, Inc.†	638	21,175
Majesco†	80	754
ManTech International Corp., Class A	281	19,327
MicroStrategy, Inc., Class A†	87	11,896
MobileIron, Inc.†	1,003	6,921
Model N, Inc.†	18,587	406,312
Omnicell, Inc.†	430	32,340
Phunware, Inc.†	45	77
Progress Software Corp.	466	20,173
PROS Holdings, Inc.†	345	24,964
QAD, Inc., Class A	116	5,004
SailPoint Technologies Holding, Inc.†	899	19,005
SPS Commerce, Inc.†	188	21,024
SVMK, Inc.†	880	14,934
Verint Systems, Inc.†	686	39,699
Workiva, Inc.†	367	21,099

		1,260,500

Entertainment Software – 0.0%
Glu Mobile, Inc.†	1,214	9,056

Environmental Consulting & Engineering – 0.1%
NRC Group Holdings Corp.†	106	1,300
Tetra Tech, Inc.	572	45,302

		46,602

Filtration/Separation Products – 0.0%
ESCO Technologies, Inc.	268	22,394

Finance-Commercial – 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	646	17,733
Marlin Business Services Corp.	92	2,135
MMA Capital Holdings, Inc.†	51	1,636
NewStar Financial, Inc. CVR†(1)	360	195
On Deck Capital, Inc.†	697	2,495

		24,194

Finance-Consumer Loans – 0.9%
Curo Group Holdings Corp.†	182	2,260
Elevate Credit, Inc.†	231	961
Encore Capital Group, Inc.†	324	11,658
Enova International, Inc.†	15,407	415,219
LendingClub Corp.†	689	10,183
Nelnet, Inc., Class A	188	11,761
Ocwen Financial Corp.†	1,412	2,683
PRA Group, Inc.†	472	14,693
Regional Management Corp.†	97	2,341
World Acceptance Corp.†	70	8,871

		480,630

Finance-Credit Card – 0.0%
Meta Financial Group, Inc.	386	11,916
Paysign, Inc.†	312	4,402

		16,318

Finance-Investment Banker/Broker – 0.2%
Cowen, Inc.†	302	5,303
Diamond Hill Investment Group, Inc.	34	4,792
GAIN Capital Holdings, Inc.	200	852
Greenhill & Co., Inc.	176	2,922
Houlihan Lokey, Inc.	353	16,238
INTL. FCStone, Inc.†	167	6,810
Ladenburg Thalmann Financial Services, Inc.	1,245	3,847
Moelis & Co., Class A	498	18,147
Oppenheimer Holdings, Inc., Class A	101	2,943
Piper Jaffray Cos.	144	11,131
PJT Partners, Inc., Class A	243	10,245
Siebert Financial Corp.†	80	946

		84,176

Finance-Leasing Companies – 0.0%
Aircastle, Ltd.	549	11,414

Finance-Mortgage Loan/Banker – 0.1%
CBTX, Inc.	195	5,877
Federal Agricultural Mtg. Corp., Class C	95	7,341
Mr. Cooper Group, Inc.†	798	6,073
PennyMac Financial Services, Inc.	262	6,290

		25,581

Finance-Other Services – 0.1%
Deluxe Corp.	459	20,481
WageWorks, Inc.†	419	21,440

		41,921

Financial Guarantee Insurance – 1.0%
MBIA, Inc.†	889	8,294
NMI Holdings, Inc., Class A†	17,529	436,122
Radian Group, Inc.	2,195	50,046

		494,462

Firearms & Ammunition – 0.1%
American Outdoor Brands Corp.†	567	5,466
Axon Enterprise, Inc.†	612	42,975
Sturm Ruger & Co., Inc.	175	9,887

		58,328

Food-Baking – 0.0%
Hostess Brands, Inc.†	1,050	14,826

Food-Canned – 0.0%
Landec Corp.†	256	2,860
Seneca Foods Corp., Class A†	71	2,242

		5,102

Food-Confectionery – 0.1%
Simply Good Foods Co.†	744	20,259
Tootsie Roll Industries, Inc.	173	6,463

		26,722

Food-Dairy Products – 0.0%
Dean Foods Co.	857	1,243

Food-Meat Products – 0.0%
Nathan’s Famous, Inc.	30	2,118

Food-Misc./Diversified – 0.2%
B&G Foods, Inc.	679	12,412
Bridgford Foods Corp.†	18	642
Cal-Maine Foods, Inc.	330	13,124
J&J Snack Foods Corp.	159	29,549
John B. Sanfilippo & Son, Inc.	90	7,822
Lancaster Colony Corp.	198	30,852

		94,401

Food-Retail – 0.0%
Ingles Markets, Inc., Class A	148	4,659
Village Super Market, Inc., Class A	87	2,178
Weis Markets, Inc.	100	3,645

		10,482

Food-Wholesale/Distribution – 1.6%
Calavo Growers, Inc.	4,326	382,592
Chefs’ Warehouse, Inc.†	9,558	348,580
Fresh Del Monte Produce, Inc.	326	9,888
HF Foods Group, Inc.†	79	1,790
Performance Food Group Co.†	1,079	47,314
SpartanNash Co.	376	4,444
United Natural Foods, Inc.†	533	5,255

		799,863

Footwear & Related Apparel – 0.9%
Crocs, Inc.†	18,322	418,658
Rocky Brands, Inc.	73	2,301
Steven Madden, Ltd.	891	30,749
Weyco Group, Inc.	64	1,761
Wolverine World Wide, Inc.	916	24,869

		478,338

Funeral Services & Related Items – 0.0%
Carriage Services, Inc.	176	3,365
Matthews International Corp., Class A	323	11,031

		14,396

Gambling (Non-Hotel) – 0.6%
Golden Entertainment, Inc.†	179	2,510
Monarch Casino & Resort, Inc.†	6,419	302,142
Red Rock Resorts, Inc., Class A	732	15,255
Twin River Worldwide Holdings, Inc.	220	5,806

		325,713

Gas-Distribution – 0.5%
Chesapeake Utilities Corp.	168	15,701
New Jersey Resources Corp.	931	46,429
Northwest Natural Holding Co.	302	21,569
ONE Gas, Inc.	548	49,967
RGC Resources, Inc.	79	2,274
South Jersey Industries, Inc.	971	33,062
Southwest Gas Holdings, Inc.	560	49,789
Spire, Inc.	521	42,936

		261,727

Gold Mining – 0.0%
Gold Resource Corp.	606	2,175
Novagold Resources, Inc.†	2,427	14,975

		17,150

Golf – 0.1%
Acushnet Holdings Corp.	369	9,432
Callaway Golf Co.	980	17,973
Drive Shack, Inc.†	634	3,309

		30,714

Hazardous Waste Disposal – 0.9%
Heritage-Crystal Clean, Inc.†	16,283	456,738
US Ecology, Inc.	231	14,699

		471,437

Health Care Cost Containment – 0.1%
CorVel Corp.†	95	8,094
HealthEquity, Inc.†	644	52,795

		60,889

Healthcare Safety Devices – 0.1%
Tandem Diabetes Care, Inc.†	582	36,916

Home Furnishings – 0.1%
Ethan Allen Interiors, Inc.	252	5,186
Flexsteel Industries, Inc.	78	1,433
Hooker Furniture Corp.	122	2,543
Purple Innovation, Inc.†	39	258
Sleep Number Corp.†	311	15,292

		24,712

Hotels/Motels – 0.0%
BBX Capital Corp.	687	2,961
Bluegreen Vacations Corp.	75	773
Marcus Corp.	235	8,223
Red Lion Hotels Corp.†	249	1,691
St. Joe Co.†	355	6,830
Target Hospitality Corp.†	346	2,941

		23,419

Housewares – 0.0%
Lifetime Brands, Inc.	122	1,077
Tupperware Brands Corp.	512	7,839

		8,916

Human Resources – 2.0%
AMN Healthcare Services, Inc.†	483	25,783
ASGN, Inc.†	536	33,795
Barrett Business Services, Inc.	75	6,562
BG Staffing, Inc.	16,142	268,280
Cross Country Healthcare, Inc.†	375	3,559
Heidrick & Struggles International, Inc.	197	5,851
Insperity, Inc.	406	43,178
Kforce, Inc.	8,468	288,674
Korn Ferry	592	23,254
Resources Connection, Inc.	321	5,650
TriNet Group, Inc.†	469	34,490
TrueBlue, Inc.†	418	8,264
Willdan Group, Inc.†	7,728	270,325

		1,017,665

Identification Systems – 0.1%
Brady Corp., Class A	501	25,917
Digimarc Corp.†	120	5,421

		31,338

Independent Power Producers – 0.0%
Clearway Energy, Inc., Class A	365	6,267
Clearway Energy, Inc., Class C	773	13,930

		20,197

Industrial Audio & Video Products – 0.0%
Akoustis Technologies, Inc.†	263	1,531
GoPro, Inc., Class A†	1,283	6,787

		8,318

Industrial Automated/Robotic – 0.0%
Hurco Cos., Inc.	67	2,291
Ichor Holdings, Ltd.†	231	5,823

		8,114

Instruments-Controls – 0.1%
Allied Motion Technologies, Inc.	74	2,933
Control4 Corp.†	278	6,647
Watts Water Technologies, Inc., Class A	289	26,828

		36,408

Instruments-Scientific – 0.8%
Fluidigm Corp.†	34,186	401,685

Insurance Brokers – 0.1%
Crawford & Co., Class A	173	1,787
eHealth, Inc.†	234	24,278
Goosehead Insurance, Inc., Class A	117	5,266

		31,331

Insurance-Life/Health – 0.2%
American Equity Investment Life Holding Co.	945	24,381
CNO Financial Group, Inc.	1,679	28,392
FBL Financial Group, Inc., Class A	102	6,395
FGL Holdings	1,529	12,461
GWG Holdings, Inc.	19	206
Health Insurance Innovations, Inc., Class A†	102	2,243
Independence Holding Co.	52	1,971
National Western Life Group, Inc., Class A	24	6,456
Tiptree, Inc.	261	1,783
Trupanion, Inc.†	298	9,584

		93,872

Insurance-Multi-line – 0.1%
Citizens, Inc.†	519	3,866
Genworth Financial, Inc., Class A†	5,307	21,175
Horace Mann Educators Corp.	434	18,853
United Fire Group, Inc.	222	11,604

		55,498

Insurance-Property/Casualty – 0.6%
Ambac Financial Group, Inc.†	474	8,636
AMERISAFE, Inc.	200	13,012
Donegal Group, Inc., Class A	108	1,604
Employers Holdings, Inc.	331	14,531
Enstar Group, Ltd.†	121	21,435
FedNat Holding Co.	121	1,511
Hallmark Financial Services, Inc.†	137	2,124
HCI Group, Inc.	68	2,726
Heritage Insurance Holdings, Inc.	279	3,750
Investors Title Co.	15	2,462
James River Group Holdings, Ltd.	310	14,827
Kinsale Capital Group, Inc.	206	18,511
National General Holdings Corp.	711	17,583
NI Holdings, Inc.†	100	1,681
Palomar Holdings, Inc.†	59	1,690
ProAssurance Corp.	559	21,851
Protective Insurance Corp., Class B	98	1,622
RLI Corp.	419	37,765
Safety Insurance Group, Inc.	155	15,292
Selective Insurance Group, Inc.	614	46,173
State Auto Financial Corp.	180	6,225
Stewart Information Services Corp.	246	9,306
United Insurance Holdings Corp.	216	2,447
Universal Insurance Holdings, Inc.	325	8,063
Watford Holdings, Ltd.†	212	4,020

		278,847

Insurance-Reinsurance – 0.2%
Argo Group International Holdings, Ltd.	342	23,406
EMC Insurance Group, Inc.	99	3,558
Essent Group, Ltd.†	1,010	46,622
Global Indemnity, Ltd.	87	2,461
Greenlight Capital Re, Ltd., Class A†	306	2,555
Third Point Reinsurance, Ltd.†	775	7,812

		86,414

Internet Application Software – 0.0%
Tucows, Inc., Class A†	99	4,844
VirnetX Holding Corp.†	635	4,642

		9,486

Internet Connectivity Services – 0.1%
Boingo Wireless, Inc.†	456	6,849
Cogent Communications Holdings, Inc.	440	27,725

		34,574

Internet Content-Entertainment – 0.0%
Limelight Networks, Inc.†	1,174	3,182

Internet Content-Information/News – 1.9%
DHI Group, Inc.†	536	1,972
HealthStream, Inc.†	16,366	462,176
LiveXLive Media, Inc.†	310	914
OptimizeRx Corp.†	126	1,901
TechTarget, Inc.†	19,328	444,931
Yelp, Inc.†	791	27,725

		939,619

Internet Security – 0.9%
Zix Corp.†	48,555	442,336

Internet Telephone – 0.0%
8x8, Inc.†	983	23,759

Investment Companies – 0.0%
Altus Midstream Co., Class A†	528	1,695
Ellington Financial, Inc.	283	4,947
Medallion Financial Corp.†	216	1,082
PDL Community Bancorp†	92	1,323
Rafael Holdings, Inc., Class B†	111	2,298

		11,345

Investment Management/Advisor Services – 2.2%
Altisource Portfolio Solutions SA†	61	1,281
Ares Management Corp., Class A	675	19,744
Artisan Partners Asset Management, Inc., Class A	525	15,535
Associated Capital Group, Inc., Class A	20	747
B. Riley Financial, Inc.	212	3,998
Blucora, Inc.†	13,456	402,873
Boston Private Financial Holdings, Inc.	870	10,040
Brightsphere Investment Group, Inc.	735	7,864
Cohen & Steers, Inc.	239	12,516
Columbia Financial, Inc.†	555	8,486
Federated Investors, Inc., Class B	1,011	35,132
Focus Financial Partners, Inc. Class A†	318	8,875
GAMCO Investors, Inc., Class A	55	1,117
Hamilton Lane, Inc., Class A	228	13,384
Och-Ziff Capital Management Group, Inc., Class A	177	4,121
Pzena Investment Management, Inc., Class A	20,584	167,554
Silvercrest Asset Management Group, Inc., Class A	21,351	305,960
Stifel Financial Corp.	721	43,123
Virtus Investment Partners, Inc.	70	7,501
Waddell & Reed Financial, Inc., Class A	777	13,597
Westwood Holdings Group, Inc.	86	2,692
WisdomTree Investments, Inc.	1,397	8,661

		1,094,801

Lasers-System/Components – 0.1%
II-VI, Inc.†	659	26,162

Leisure Products – 0.0%
Escalade, Inc.	112	1,291
Johnson Outdoors, Inc., Class A	52	3,535
Marine Products Corp.	77	1,237

		6,063

Linen Supply & Related Items – 0.1%
UniFirst Corp.	159	31,302

Machine Tools & Related Products – 0.1%
Kennametal, Inc.	861	29,773
Luxfer Holdings PLC	285	5,649
Milacron Holdings Corp.†	720	12,125

		47,547

Machinery-Construction & Mining – 0.1%
Astec Industries, Inc.	234	7,649
Hyster-Yale Materials Handling, Inc.	106	6,555
Terex Corp.	664	20,219

		34,423

Machinery-Electrical – 0.1%
Babcock & Wilcox Enterprises, Inc.†	32	115
Bloom Energy Corp. Class A†	578	6,040
Franklin Electric Co., Inc.	485	22,727

		28,882

Machinery-Farming – 0.0%
Alamo Group, Inc.	102	9,985
Lindsay Corp.	113	10,308

		20,293

Machinery-General Industrial – 0.9%
Albany International Corp., Class A	303	26,055
Altra Industrial Motion Corp.	675	19,393
Applied Industrial Technologies, Inc.	402	24,458
Chart Industries, Inc.†	372	28,097
DXP Enterprises, Inc.†	170	5,772
Gencor Industries, Inc.†	95	1,212
Kadant, Inc.	3,531	330,007
Manitowoc Co, Inc.†	372	6,677
Tennant Co.	189	14,385
Twin Disc, Inc.†	107	1,291
Welbilt, Inc.†	1,362	22,364

		479,711

Machinery-Material Handling – 0.0%
Columbus McKinnon Corp.	239	9,187

Machinery-Pumps – 0.1%
Cactus, Inc., Class A†	494	14,509
CSW Industrials, Inc.	156	11,015
Gorman-Rupp Co.	185	6,146
Mueller Water Products, Inc., Class A	1,646	16,740
NN, Inc.	440	3,612
SPX FLOW, Inc.†	439	17,806

		69,828

Marine Services – 0.0%
SEACOR Marine Holdings, Inc.†	202	2,844

Medical Imaging Systems – 0.6%
Lantheus Holdings, Inc.†	12,921	292,273

Medical Information Systems – 1.1%
Allscripts Healthcare Solutions, Inc.†	1,739	17,912
Castlight Health, Inc., Class B†	1,055	1,698
Computer Programs & Systems, Inc.	133	3,433
Inovalon Holdings, Inc., Class A†	738	11,070
MTBC, Inc.†	27,281	129,585
NextGen Healthcare, Inc.†	567	9,276
Tabula Rasa HealthCare, Inc.†	6,260	377,290

		550,264

Medical Instruments – 0.2%
AngioDynamics, Inc.†	383	7,806
Apyx Medical Corp.†	349	2,527
LivaNova PLC†	509	39,218
Natus Medical, Inc.†	354	10,999
NuVasive, Inc.†	544	36,230
Silk Road Medical, Inc.†	73	3,160
TransEnterix, Inc.†	1,929	2,643

		102,583

Medical Labs & Testing Services – 1.1%
Avalon GloboCare Corp.†	227	474
Cellular Biomedicine Group, Inc.†	127	1,751
Invitae Corp.†	908	24,416
Medpace Holdings, Inc.†	289	22,762
Natera, Inc.†	587	16,189
Neuronetics, Inc.†	137	1,632
R1 RCM, Inc.†	30,278	380,897

SI-BONE, Inc.†	169	3,039
Syneos Health, Inc.†	653	33,362
Teladoc Health, Inc.†	749	51,112
Vapotherm, Inc.†	49	788

		536,422

Medical Laser Systems – 0.0%
Cutera, Inc.†	145	3,706

Medical Products – 1.8%
Accuray, Inc.†	911	3,772
Alphatec Holdings, Inc.†	313	1,471
AtriCure, Inc.†	389	12,479
Atrion Corp.	15	11,543
Avanos Medical, Inc.†	496	20,197
Avedro, Inc.†	53	978
AxoGen, Inc.†	356	6,401
Axonics Modulation Technologies, Inc.†	162	5,945
BioSig Technologies, Inc.†	164	1,232
Cardiovascular Systems, Inc.†	358	16,407
Cerus Corp.†	1,428	8,354
ConforMIS, Inc.†	670	1,849
Corindus Vascular Robotics, Inc.†	963	2,436
CryoLife, Inc.†	382	11,009
CytoSorbents Corp.†	321	2,253
Glaukos Corp.†	374	30,548
Globus Medical, Inc., Class A†	797	36,327
Haemonetics Corp.†	537	65,557
Hanger, Inc.†	380	6,555
Inogen, Inc.†	192	11,808
Inspire Medical Systems, Inc.†	140	9,468
Integer Holdings Corp.†	341	29,848
Intersect ENT, Inc.†	322	6,366
Invacare Corp.	353	1,889
iRadimed Corp.†	15,810	377,543
iRhythm Technologies, Inc.†	259	21,533
LeMaitre Vascular, Inc.	170	5,625
Luminex Corp.	441	9,583
Misonix, Inc.†	77	1,827
NanoString Technologies, Inc.†	347	11,402
Nevro Corp.†	310	20,727
Novocure, Ltd.†	888	73,899
Orthofix Medical, Inc.†	189	10,102
OrthoPediatrics Corp.†	92	3,249
Pulse Biosciences, Inc.†	118	1,541
Rockwell Medical, Inc.†	585	1,556
RTI Surgical Holdings, Inc.†	596	2,539
SeaSpine Holdings Corp.†	166	2,110
Shockwave Medical, Inc.†	69	3,376
Sientra, Inc.†	240	1,464
Soliton, Inc.†	23	279
Surmodics, Inc.†	137	5,713
Tactile Systems Technology, Inc.†	190	10,971
Wright Medical Group NV†	1,323	38,182
Zynex, Inc.	163	1,356

		909,269

Medical-Biomedical/Gene – 4.3%
Abeona Therapeutics, Inc.†	337	873
ACADIA Pharmaceuticals, Inc.†	1,105	27,161
Acceleron Pharma, Inc.†	472	20,608
Acer Therapeutics, Inc.†	53	158
Achillion Pharmaceuticals, Inc.†	1,428	6,297
Acorda Therapeutics, Inc.†	470	3,257
ADMA Biologics, Inc.†	287	1,039
Aduro Biotech, Inc.†	687	907
Adverum Biotechnologies, Inc.†	557	7,469
Affimed NV†	631	1,893
Agenus, Inc.†	1,097	2,644
AgeX Therapeutics, Inc.†	223	653
Albireo Pharma, Inc.†	108	2,796
Alder Biopharmaceuticals, Inc.†	765	7,742
Aldeyra Therapeutics, Inc.†	236	1,293
Allakos, Inc.†	182	6,328
Allogene Therapeutics, Inc.†	407	12,617
AMAG Pharmaceuticals, Inc.†	353	2,916
Amicus Therapeutics, Inc.†	2,428	30,107
AnaptysBio, Inc.†	258	13,857
Anavex Life Sciences Corp.†	450	1,152
ANI Pharmaceuticals, Inc.†	5,188	438,853
Apellis Pharmaceuticals, Inc.†	507	14,161
Arcus Biosciences, Inc.†	331	2,618
Ardelyx, Inc.†	494	1,191
Arena Pharmaceuticals, Inc.†	524	32,844
ArQule, Inc.†	1,069	10,786
Arrowhead Pharmaceuticals, Inc.†	979	28,450
Assembly Biosciences, Inc.†	237	2,963
Atara Biotherapeutics, Inc.†	465	6,636
Athersys, Inc.†	1,342	1,865
Audentes Therapeutics, Inc.†	460	17,903
Avid Bioservices, Inc.†	588	3,810
Avrobio, Inc.†	164	3,480
BioCryst Pharmaceuticals, Inc.†	1,154	3,658
Biohaven Pharmaceutical Holding Co., Ltd.†	349	15,021
Blueprint Medicines Corp.†	512	51,277
Calithera Biosciences, Inc.†	361	1,531
Cambrex Corp.†	353	15,461
Cara Therapeutics, Inc.†	357	8,547
CASI Pharmaceuticals, Inc.†	529	1,650
CEL-SCI Corp.†	276	2,012
Cerecor, Inc.†	225	907
Champions Oncology, Inc.†	33,332	215,658
ChemoCentryx, Inc.†	427	3,407
ChromaDex Corp.†	401	1,857
Constellation Pharmaceuticals, Inc.†	162	1,499
Cortexyme, Inc.†	30	1,062
Crinetics Pharmaceuticals, Inc.†	116	2,352
Cue Biopharma, Inc.†	189	1,571
Cymabay Therapeutics, Inc.†	722	4,462
CytomX Therapeutics, Inc.†	472	4,866
Deciphera Pharmaceuticals, Inc.†	155	3,426
Denali Therapeutics, Inc.†	503	10,739
Dicerna Pharmaceuticals, Inc.†	543	7,401
Dynavax Technologies Corp.†	679	1,874
Editas Medicine, Inc.†	520	13,130
Eidos Therapeutics, Inc.†	116	3,779
Eiger BioPharmaceuticals, Inc.†	246	2,723
ElectroCore, Inc.†	136	192
Emergent BioSolutions, Inc.†	478	21,099

Enochian Biosciences, Inc.†	42	205
Enzo Biochem, Inc.†	463	1,810
Epizyme, Inc.†	814	10,794
Esperion Therapeutics, Inc.†	261	10,359
Evelo Biosciences, Inc.†	144	880
Evolus, Inc.†	116	2,059
EyePoint Pharmaceuticals, Inc.†	649	902
Fate Therapeutics, Inc.†	548	12,083
FibroGen, Inc.†	814	38,470
Five Prime Therapeutics, Inc.†	354	1,809
Forty Seven, Inc.†	173	1,540
Geron Corp.†	1,813	2,176
GlycoMimetics, Inc.†	355	3,277
Gossamer Bio, Inc.†	210	4,168
Halozyme Therapeutics, Inc.†	1,501	25,502
Homology Medicines, Inc.†	255	4,534
ImmunoGen, Inc.†	1,520	3,420
Immunomedics, Inc.†	1,835	27,066
Innoviva, Inc.†	670	7,960
Inovio Pharmaceuticals, Inc.†	962	2,655
Insmed, Inc.†	813	17,845
Intercept Pharmaceuticals, Inc.†	260	16,341
Intrexon Corp.†	752	6,008
Iovance Biotherapeutics, Inc.†	1,202	29,557
Kaleido Biosciences, Inc.†	53	407
Karyopharm Therapeutics, Inc.†	605	5,330
Kezar Life Sciences, Inc.†	163	918
Kindred Biosciences, Inc.†	388	2,646
Kiniksa Pharmaceuticals, Ltd., Class A†	146	1,723
Krystal Biotech, Inc.†	92	4,417
Lexicon Pharmaceuticals, Inc.†	435	587
Ligand Pharmaceuticals, Inc.†	200	18,302
Lineage Cell Therapeutics, Inc.	1,134	1,247
Liquidia Technologies, Inc.†	141	1,031
LogicBio Therapeutics, Inc.†	88	1,100
MacroGenics, Inc.†	500	7,195
Magenta Therapeutics, Inc.†	204	2,756
Marker Therapeutics, Inc.†	284	1,309
Medicines Co.†	738	26,450
MEI Pharma, Inc.†	714	1,214
MeiraGTx Holdings PLC†	164	4,469
Menlo Therapeutics, Inc.†	162	614
Mersana Therapeutics, Inc.†	377	1,320
Molecular Templates, Inc.†	178	1,169
Mustang Bio, Inc.†	292	891
Myriad Genetics, Inc.†	735	21,418
NeoGenomics, Inc.†	918	22,372
Neon Therapeutics, Inc.†	148	423
NextCure, Inc.†	30	659
NGM Biopharmaceuticals, Inc.†	71	999
Novavax, Inc.†	246	1,060
Omeros Corp.†	488	7,569
Oncocyte Corp.†	225	398
Oncternal Therapeutics, Inc. CVR†(1)	7	14
Organogenesis Holdings, Inc.†	110	546
Osmotica Pharmaceuticals PLC†	84	274
Pacific Biosciences of California, Inc.†	1,492	8,057
Palatin Technologies, Inc.†	2,122	1,930
PDL BioPharma, Inc.†	1,248	3,594
Pfenex, Inc.†	313	1,840
Pieris Pharmaceuticals, Inc.†	485	2,668
PolarityTE, Inc.†	147	700
Precision BioSciences, Inc.†	96	1,236
Prothena Corp. PLC†	421	3,941
PTC Therapeutics, Inc.†	600	28,902
Puma Biotechnology, Inc.†	322	3,107
Radius Health, Inc.†	472	10,129
REGENXBIO, Inc.†	350	15,543
Replimune Group, Inc.†	122	1,515
resTORbio, Inc.†	157	1,708
Retrophin, Inc.†	434	8,589
Rigel Pharmaceuticals, Inc.†	1,764	4,022
Rocket Pharmaceuticals, Inc.†	312	3,800
Rubius Therapeutics, Inc.†	366	4,868
Sangamo Therapeutics, Inc.†	1,204	14,460
Savara, Inc.†	333	846
Scholar Rock Holding Corp.†	163	2,003
Solid Biosciences, Inc.†	159	911
Sorrento Therapeutics, Inc.†	1,226	3,298
Spark Therapeutics, Inc.†	360	36,007
Stemline Therapeutics, Inc.†	420	5,573
Strongbridge Biopharma PLC†	379	985
Syndax Pharmaceuticals, Inc.†	211	2,026
Synlogic, Inc.†	165	926
Synthorx, Inc.†	77	1,271
TCR2 Therapeutics, Inc.†	19	295
Theravance Biopharma, Inc.†	464	9,674
Tobira Therapeutics, Inc. CVR†(1)	104	0
Tocagen, Inc.†	222	1,181
Translate Bio, Inc.†	308	2,470
TransMedics Group, Inc.†	69	1,637
Twist Bioscience Corp.†	223	7,520
Tyme Technologies, Inc.†	619	681
Ultragenyx Pharmaceutical, Inc.†	573	34,529
UNITY Biotechnology, Inc.†	280	1,977
VBI Vaccines, Inc.†	880	644
Veracyte, Inc.†	14,897	422,628
Vericel Corp.†	461	8,814
Viking Therapeutics, Inc.†	680	5,229
WaVe Life Sciences, Ltd.†	236	5,053
X4 Pharmaceuticals, Inc.†	73	869
XBiotech, Inc.†	175	1,232
Y-mAbs Therapeutics, Inc.†	213	4,765
ZIOPHARM Oncology, Inc.†	1,683	11,680

		2,186,068

Medical-Drugs – 2.8%
AcelRx Pharmaceuticals, Inc.†	821	2,143
Aclaris Therapeutics, Inc.†	323	413
Adamas Pharmaceuticals, Inc.†	237	1,484
Aeglea BioTherapeutics, Inc.†	274	2,455
Aerie Pharmaceuticals, Inc.†	443	9,600
Aimmune Therapeutics, Inc.†	466	8,970
Akcea Therapeutics, Inc.†	130	2,812
Akorn, Inc.†	979	3,642
Alector, Inc.†	103	2,175
Amphastar Pharmaceuticals, Inc.†	376	7,576
Athenex, Inc.†	621	11,178

Axcella Health, Inc.†	17	144
Beyondspring, Inc.†	112	1,877
BioSpecifics Technologies Corp.†	4,754	276,207
Bioxcel Therapeutics, Inc.†	63	679
Catalyst Pharmaceuticals, Inc.†	1,011	5,045
cbdMD, Inc.†	99	431
Checkpoint Therapeutics, Inc.†	242	636
Chiasma, Inc.†	273	1,499
Chimerix, Inc.†	503	1,811
Clovis Oncology, Inc.†	512	5,402
Coherus Biosciences, Inc.†	8,310	139,774
Collegium Pharmaceutical, Inc.†	337	3,697
Concert Pharmaceuticals, Inc.†	226	2,274
Corbus Pharmaceuticals Holdings, Inc.†	622	3,732
Corcept Therapeutics, Inc.†	1,014	11,418
Corium International, Inc.†(1)	315	57
Cyclerion Therapeutics, Inc.†	248	2,304
Cytokinetics, Inc.†	574	6,997
Dova Pharmaceuticals, Inc.†	86	1,375
Eagle Pharmaceuticals, Inc.†	97	5,321
Eloxx Pharmaceuticals, Inc.†	238	1,942
Enanta Pharmaceuticals, Inc.†	180	13,504
Galectin Therapeutics, Inc.†	338	1,251
Global Blood Therapeutics, Inc.†	571	31,291
Gritstone Oncology, Inc.†	261	2,740
Harpoon Therapeutics,, Inc.†	62	923
Harrow Health, Inc.†	35,962	278,705
Hookipa Pharma, Inc.†	22	160
Intellia Therapeutics, Inc.†	382	6,914
Intra-Cellular Therapies, Inc.†	467	3,899
Ironwood Pharmaceuticals, Inc.†	1,611	17,125
Jounce Therapeutics, Inc.†	170	814
Kadmon Holdings, Inc.†	1,365	3,576
Kala Pharmaceuticals, Inc.†	229	1,347
KalVista Pharmaceuticals, Inc.†	122	2,024
Kura Oncology, Inc.†	304	5,812
Lannett Co., Inc.†	331	2,340
Madrigal Pharmaceuticals, Inc.†	82	7,158
Mallinckrodt PLC†	881	6,000
Marinus Pharmaceuticals, Inc.†	526	579
MediciNova, Inc.†	432	4,121
Millendo Therapeutics, Inc.†	98	961
Minerva Neurosciences, Inc.†	310	2,058
MyoKardia, Inc.†	466	25,364
Ocular Therapeutix, Inc.†	395	1,837
Odonate Therapeutics, Inc.†	81	3,301
Optinose, Inc.†	261	1,402
Pacira BioSciences, Inc.†	425	18,653
Paratek Pharmaceuticals, Inc.†	336	1,085
PhaseBio Pharmaceuticals, Inc.†	144	1,125
Phibro Animal Health Corp., Class A	214	6,662
Prestige Consumer Healthcare, Inc.†	545	18,857
Principia Biopharma, Inc.†	140	5,200
Progenics Pharmaceuticals, Inc.†	892	4,799
Protagonist Therapeutics, Inc.†	159	1,752
Ra Pharmaceuticals, Inc.†	328	11,165
Reata Pharmaceuticals, Inc., Class A†	211	19,127
Rhythm Pharmaceuticals, Inc.†	241	4,639
Seres Therapeutics, Inc.†	225	614
SIGA Technologies, Inc.†	578	3,237
Spectrum Pharmaceuticals, Inc.†	1,169	8,861
Spero Therapeutics, Inc.†	107	1,112
Supernus Pharmaceuticals, Inc.†	517	17,252
Sutro Biopharma, Inc.†	114	1,285
Syros Pharmaceuticals, Inc.†	363	2,715
TG Therapeutics, Inc.†	824	6,172
TherapeuticsMD, Inc.†	2,065	4,440
Tricida, Inc.†	229	7,227
Turning Point Therapeutics, Inc.†	70	2,789
UroGen Pharma, Ltd.†	196	6,684
Vanda Pharmaceuticals, Inc.†	22,747	283,200
Verrica Pharmaceuticals, Inc.†	135	1,652
Voyager Therapeutics, Inc.†	253	5,569
Xeris Pharmaceuticals, Inc.†	280	3,276
Zogenix, Inc.†	447	21,532
Zynerba Pharmaceuticals, Inc.†	218	2,309

		1,423,266

Medical-Generic Drugs – 0.1%
Amneal Pharmaceuticals, Inc.†	982	3,594
Arvinas, Inc.†	184	4,909
Endo International PLC†	2,357	7,472
Kodiak Sciences, Inc.†	247	3,040
Momenta Pharmaceuticals, Inc.†	1,033	11,673

		30,688

Medical-HMO – 0.1%
Magellan Health, Inc.†	227	15,967
Tivity Health, Inc.†	498	8,690
Triple-S Management Corp., Class B†	240	5,747

		30,404

Medical-Hospitals – 0.1%
Community Health Systems, Inc.†	903	1,851
Select Medical Holdings Corp.†	1,153	19,301
Surgery Partners, Inc.†	252	1,923
Tenet Healthcare Corp.†	1,079	25,432

		48,507

Medical-Nursing Homes – 0.1%
Ensign Group, Inc.	530	31,938
Genesis Healthcare, Inc.†	854	999
National HealthCare Corp.	128	11,213

		44,150

Medical-Outpatient/Home Medical – 1.2%
Addus HomeCare Corp.†	6,642	535,279
Amedisys, Inc.†	329	45,366
Joint Corp.†	137	2,532
LHC Group, Inc.†	316	39,999
Providence Service Corp.†	122	6,800

		629,976

Medical-Wholesale Drug Distribution – 0.0%
Diplomat Pharmacy, Inc.†	604	3,183
Evofem Biosciences, Inc.†	148	719
Owens & Minor, Inc.	646	1,751

		5,653

Metal Processors & Fabrication – 0.3%
AZZ, Inc.	272	12,670
CIRCOR International, Inc.†	205	7,790
Helios Technologies, Inc.	307	14,417
Lawson Products, Inc.†	44	1,842
LB Foster Co., Class A†	105	2,538
Mayville Engineering Co., Inc.†	66	869
Mueller Industries, Inc.	582	17,571
RBC Bearings, Inc.†	254	41,323
Rexnord Corp.†	1,104	32,336
Tredegar Corp.	273	4,551

		135,907

Metal Products-Distribution – 0.0%
Olympic Steel, Inc.	97	1,221
Ryerson Holding Corp.†	170	1,387
Worthington Industries, Inc.	414	16,651

		19,259

Metal Products-Fasteners – 0.0%
Eastern Co.	57	1,440
TriMas Corp.†	477	14,305

		15,745

Metal-Aluminum – 0.0%
Century Aluminum Co.†	527	3,789
Kaiser Aluminum Corp.	168	16,173

		19,962

Metal-Diversified – 0.0%
Ferroglobe Representation & Warranty Trust†(1)	777	0

Metal-Iron – 0.1%
Cleveland-Cliffs, Inc.	2,952	31,468

Mining Services – 0.0%
Contura Energy, Inc.†	199	7,130

Miscellaneous Manufacturing – 0.1%
Hillenbrand, Inc.	650	21,898
John Bean Technologies Corp.	327	38,802

		60,700

Motion Pictures & Services – 0.0%
Eros International PLC†	375	622
IMAX Corp.†	548	12,029

		12,651

MRI/Medical Diagnostic Imaging – 0.9%
RadNet, Inc.†	30,974	456,247

Multimedia – 0.1%
E.W. Scripps Co., Class A	574	8,799
Entravision Communications Corp., Class A	636	2,073
Liberty Media Corp. – Liberty Braves, Series A†	104	3,006
Liberty Media Corp. – Liberty Braves, Series C†	378	10,875
Media General, Inc. CVR†(1)	1,299	0

		24,753

Networking Products – 0.5%
A10 Networks, Inc.†	586	4,442
Calix, Inc.†	480	3,014
Extreme Networks, Inc.†	1,226	9,980
Infinera Corp.†	1,839	7,099
Inseego Corp.†	467	2,428
Lantronix, Inc.†	58,114	199,912
NeoPhotonics Corp.†	398	1,827
NETGEAR, Inc.†	326	11,035

		239,737

Night Clubs – 0.0%
RCI Hospitality Holdings, Inc.	95	1,610

Non-Ferrous Metals – 0.0%
Energy Fuels, Inc.†	929	1,691
Uranium Energy Corp.†	1,869	1,851

		3,542

Non-Hazardous Waste Disposal – 0.1%
Advanced Disposal Services, Inc.†	762	24,666
Casella Waste Systems, Inc., Class A†	467	20,361
Charah Solutions, Inc.†	100	520
Covanta Holding Corp.	1,237	21,301

		66,848

Office Automation & Equipment – 0.0%
AstroNova, Inc.	72	1,741
Pitney Bowes, Inc.	1,900	7,695

		9,436

Office Furnishings-Original – 0.2%
CompX International, Inc.	17	280
Herman Miller, Inc.	618	28,020
HNI Corp.	454	15,545
Interface, Inc.	623	8,635
Kimball International, Inc., Class B	374	6,485
Knoll, Inc.	514	12,464
Steelcase, Inc., Class A	912	15,422

		86,851

Office Supplies & Forms – 0.0%
ACCO Brands Corp.	1,054	10,308

Oil & Gas Drilling – 0.1%
Diamond Offshore Drilling, Inc.†	680	6,147
Nabors Industries, Ltd.	3,697	10,943
Noble Corp. PLC†	2,601	5,800
Pacific Drilling SA†	313	2,942
Parker Drilling Co.†	98	1,686
Seadrill, Ltd.†	615	2,522

		30,040

Oil Companies-Exploration & Production – 0.5%
Abraxas Petroleum Corp.†	1,679	1,461
Amplify Energy Corp.†	137	623
Berry Petroleum Corp.	664	6,507
Bonanza Creek Energy, Inc.†	198	4,316
Brigham Minerals, Inc., Class A†	169	3,625
California Resources Corp.†	507	7,762
Callon Petroleum Co.†	2,399	11,803
Carrizo Oil & Gas, Inc.†	932	8,882
Chaparral Energy, Inc., Class A†	326	1,157
CNX Resources Corp.†	2,037	16,744
Comstock Resources, Inc.†	158	1,079

Denbury Resources, Inc.†	4,821	5,448
Earthstone Energy, Inc., Class A†	204	894
Evolution Petroleum Corp.	285	1,739
Extraction Oil & Gas, Inc.†	1,049	3,892
Falcon Minerals Corp.	405	3,204
Goodrich Petroleum Corp.†	94	1,082
Gulfport Energy Corp.†	1,679	6,347
HighPoint Resources Corp.†	1,178	1,473
Isramco, Inc.†	8	962
Jagged Peak Energy, Inc.†	687	5,043
Laredo Petroleum, Inc.†	1,892	6,281
Magnolia Oil & Gas Corp.†	1,060	11,851
Mammoth Energy Services, Inc.	136	881
Matador Resources Co.†	1,164	20,521
Montage Resources Corp., Class A†	224	748
Northern Oil and Gas, Inc.†	2,929	4,745
Oasis Petroleum, Inc.†	3,348	16,305
Panhandle Oil and Gas, Inc., Class A	163	1,925
PDC Energy, Inc.†	697	20,025
Penn Virginia Corp.†	142	4,862
PrimeEnergy Resources Corp.†	5	604
QEP Resources, Inc.†	2,509	12,420
Ring Energy, Inc.†	631	1,546
Roan Resources, Inc.†	374	449
Rosehill Resources, Inc.†	109	307
SandRidge Energy, Inc.†	323	2,180
SilverBow Resources, Inc.†	74	769
SM Energy Co.	1,175	11,715
Southwestern Energy Co.†	5,700	12,540
SRC Energy, Inc.†	2,538	10,355
Talos Energy, Inc.†	211	4,342
Tellurian, Inc.†	990	6,108
Unit Corp.†	557	3,620
W&T Offshore, Inc.†	987	4,432
Whiting Petroleum Corp.†	954	16,867

		270,441

Oil Field Machinery & Equipment – 0.1%
Dril-Quip, Inc.†	379	19,943
Exterran Corp.†	330	4,505
Flotek Industries, Inc.†	564	1,732
Forum Energy Technologies, Inc.†	868	2,274
Natural Gas Services Group, Inc.†	132	2,117
Smart Sand, Inc.†	226	531
Thermon Group Holdings, Inc.†	341	8,641
US Silica Holdings, Inc.	769	10,658

		50,401

Oil Refining & Marketing – 0.5%
CVR Energy, Inc.	310	16,452
Delek US Holdings, Inc.	803	34,593
Murphy USA, Inc.†	320	28,275
Par Pacific Holdings, Inc.†	361	8,325
Trecora Resources†	224	2,126
Vertex Energy, Inc.†	128,000	179,200

		268,971

Oil-Field Services – 1.1%
Archrock, Inc.	1,351	14,834
C&J Energy Services, Inc.†	690	7,549
DMC Global, Inc.	151	7,888
Era Group, Inc.†	214	2,208
Frank’s International NV†	1,118	6,373
FTS International, Inc.†	348	1,382
Helix Energy Solutions Group, Inc.†	1,488	13,035
Independence Contract Drilling, Inc.†	503	664
Keane Group, Inc.†	556	3,497
KLX Energy Services Holdings, Inc.†	218	3,427
Liberty Oilfield Services, Inc., Class A	469	6,636
Matrix Service Co.†	279	5,125
McDermott International, Inc.†	1,903	12,217
MRC Global, Inc.†	834	13,044
National Energy Services Reunited Corp.†	249	1,992
NCS Multistage Holdings, Inc.†	120	385
Newpark Resources, Inc.†	933	7,119
Nine Energy Service, Inc.†	167	2,149
NOW, Inc.†	1,136	13,916
Oceaneering International, Inc.†	1,039	16,052
Oil States International, Inc.†	628	9,370
Profire Energy, Inc.†	87,930	128,378
ProPetro Holding Corp.†	838	15,193
RPC, Inc.	609	3,764
Select Energy Services, Inc., Class A†	621	6,316
Solaris Oilfield Infrastructure, Inc., Class A	18,324	262,216
Superior Energy Services, Inc.†	1,629	1,478
TETRA Technologies, Inc.†	1,271	1,983
US Well Services, Inc.†	210	651

		568,841

Optical Supplies – 0.4%
STAAR Surgical Co.†	6,925	202,972

Paper & Related Products – 0.1%
Clearwater Paper Corp.†	168	3,298
Neenah, Inc.	176	11,565
P.H. Glatfelter Co.	457	7,458
Schweitzer-Mauduit International, Inc.	324	11,155
Verso Corp., Class A†	366	5,922

		39,398

Pastoral & Agricultural – 0.1%
Darling Ingredients, Inc.†	1,722	35,008

Patient Monitoring Equipment – 0.6%
CareDx, Inc.†	8,831	289,392

Pharmacy Services – 0.0%
Option Care Health, Inc.†	1,291	3,654

Physical Therapy/Rehabilitation Centers – 0.9%
Catasys, Inc.†	74	1,289
U.S. Physical Therapy, Inc.	3,389	437,452

		438,741

Physicians Practice Management – 0.0%
Apollo Medical Holdings, Inc.†	66	1,010

Pipelines – 0.0%
NextDecade Corp.†	120	591
SemGroup Corp., Class A	833	10,554

		11,145

Pollution Control – 0.5%
CECO Environmental Corp.†	29,978	276,697

Poultry – 0.1%
Sanderson Farms, Inc.	209	27,383

Power Converter/Supply Equipment – 0.1%
Energous Corp.†	292	1,194
Generac Holdings, Inc.†	641	46,344
Powell Industries, Inc.	93	3,440
Vicor Corp.†	187	5,528

		56,506

Precious Metals – 0.0%
Coeur Mining, Inc.†	2,130	9,798
Hecla Mining Co.	5,051	9,344

		19,142

Printing-Commercial – 0.1%
Cimpress NV†	230	22,183
Ennis, Inc.	267	5,428
LSC Communications, Inc.	343	343
Quad/Graphics, Inc.	326	3,687
RR Donnelley & Sons Co.	740	1,495

		33,136

Private Equity – 0.7%
Kennedy-Wilson Holdings, Inc.	1,287	27,696
NexPoint Residential Trust, Inc.	7,717	333,066

		360,762

Protection/Safety – 0.0%
ShotSpotter, Inc.†	84	3,158

Publishing-Books – 0.0%
Houghton Mifflin Harcourt Co.†	1,095	6,406
Scholastic Corp.	298	10,182
Tribune Publishing Co.	184	1,522

		18,110

Publishing-Newspapers – 0.1%
Gannett Co., Inc.	1,110	11,378
Lee Enterprises, Inc.†	561	1,217
TEGNA, Inc.	2,280	34,633

		47,228

Publishing-Periodicals – 0.0%
Meredith Corp.	417	22,877
Value Line, Inc.	11	287

		23,164

Quarrying – 0.0%
Compass Minerals International, Inc.	358	19,994

Racetracks – 0.2%
Churchill Downs, Inc.	369	44,151
Empire Resorts, Inc.†	40	391
International Speedway Corp., Class A	246	11,090
Penn National Gaming, Inc.†	1,164	22,721
Speedway Motorsports, Inc.	119	2,356

		80,709

Radio – 0.0%
Cumulus Media, Inc., Class A†	149	2,251
Entercom Communications Corp., Class A	1,296	7,361
Saga Communications, Inc., Class A	40	1,249

		10,861

Real Estate Investment Trusts – 4.7%
Acadia Realty Trust	854	23,972
AG Mtg. Investment Trust, Inc.	341	5,579
Agree Realty Corp.	394	26,339
Alexander & Baldwin, Inc.	720	16,927
Alexander’s, Inc.	22	8,239
American Assets Trust, Inc.	488	22,643
American Finance Trust, Inc.	1,121	13,127
Anworth Mtg. Asset Corp.	1,024	3,942
Apollo Commercial Real Estate Finance, Inc.	1,594	29,999
Ares Commercial Real Estate Corp.	283	4,293
Arlington Asset Investment Corp., Class A	378	2,487
Armada Hoffler Properties, Inc.	546	9,244
ARMOUR Residential REIT, Inc.	624	11,151
Ashford Hospitality Trust, Inc.	944	2,558
Blackstone Mtg. Trust, Inc., Class A	1,323	46,993
Bluerock Residential Growth REIT, Inc.	223	2,629
Braemar Hotels & Resorts, Inc.	315	2,873
BRT Apartments Corp.	102	1,424
Capstead Mtg. Corp.	887	7,477
CareTrust REIT, Inc.	1,001	23,253
CatchMark Timber Trust, Inc., Class A	514	5,222
CBL & Associates Properties, Inc.	1,777	1,866
Cedar Realty Trust, Inc.	899	2,499
Chatham Lodging Trust	481	8,591
Cherry Hill Mtg. Investment Corp.	164	2,540
Chesapeake Lodging Trust	626	17,196
CIM Commercial Trust Corp.	42	856
City Office REIT, Inc.	406	5,026
Clipper Realty, Inc.	22,774	263,040
Colony Credit Real Estate, Inc.	848	13,738
Community Healthcare Trust, Inc.	188	7,725
CoreCivic, Inc.	1,249	21,196
CorEnergy Infrastructure Trust, Inc.	135	5,463
CorePoint Lodging, Inc.	433	5,079
DiamondRock Hospitality Co.	2,112	21,268
Dynex Capital, Inc.	251	4,091
Easterly Government Properties, Inc.	716	13,511
EastGroup Properties, Inc.	381	45,903
Essential Properties Realty Trust, Inc.	520	10,982
Exantas Capital Corp.	320	3,581
Farmland Partners, Inc.	304	1,870
First Industrial Realty Trust, Inc.	1,322	50,487
Four Corners Property Trust, Inc.	718	19,343
Franklin Street Properties Corp.	1,088	8,769
Front Yard Residential Corp.	519	6,233
GEO Group, Inc.	1,248	22,227
Getty Realty Corp.	350	10,493

Gladstone Commercial Corp.	314	6,676
Gladstone Land Corp.	171	1,965
Global Medical REIT, Inc.	323	3,337
Global Net Lease, Inc.	885	17,275
Granite Point Mtg. Trust, Inc.	557	10,639
Great Ajax Corp.	168	2,337
Healthcare Realty Trust, Inc.	1,342	42,917
Hersha Hospitality Trust	366	5,717
Independence Realty Trust, Inc.	944	11,658
Industrial Logistics Properties Trust	680	14,538
Innovative Industrial Properties, Inc.	98	10,356
Invesco Mtg. Capital, Inc.	1,356	22,347
Investors Real Estate Trust	124	7,905
iStar, Inc.	648	8,554
Jernigan Capital, Inc.	218	4,325
Kite Realty Group Trust	869	13,826
KKR Real Estate Finance Trust, Inc.	265	5,308
Ladder Capital Corp.	1,079	18,160
Lexington Realty Trust	2,402	23,708
LTC Properties, Inc.	413	19,035
Mack-Cali Realty Corp.	951	22,615
Monmouth Real Estate Investment Corp.	956	13,183
National Health Investors, Inc.	439	34,848
National Storage Affiliates Trust	597	18,083
New Senior Investment Group, Inc.	868	6,189
New York Mortgage Trust, Inc.	2,186	13,357
NorthStar Realty Europe Corp.	464	7,888
Office Properties Income Trust	500	14,085
One Liberty Properties, Inc.	161	4,614
Orchid Island Capital, Inc.	541	3,349
Pebblebrook Hotel Trust	1,364	38,178
Pennsylvania Real Estate Investment Trust	728	4,353
PennyMac Mtg. Investment Trust	790	17,404
Physicians Realty Trust	1,947	33,508
Piedmont Office Realty Trust, Inc., Class A	1,313	27,324
PotlatchDeltic Corp.	694	25,553
Preferred Apartment Communities, Inc., Class A	454	6,578
PS Business Parks, Inc.	210	36,750
QTS Realty Trust, Inc., Class A	574	26,565
Ready Capital Corp.	327	5,026
Redwood Trust, Inc.	1,008	17,055
Retail Opportunity Investments Corp.	1,181	21,423
Retail Value, Inc.	156	5,872
Rexford Industrial Realty, Inc.	1,089	45,085
RLJ Lodging Trust	1,806	31,208
RPT Realty	819	10,033
Ryman Hospitality Properties, Inc.	481	36,075
Sabra Health Care REIT, Inc.	1,877	38,741
Saul Centers, Inc.	125	6,849
Senior Housing Properties Trust	2,482	20,352
Seritage Growth Properties, Class A	343	14,327
Spirit MTA REIT	452	3,801
STAG Industrial, Inc.	1,326	39,409
Summit Hotel Properties, Inc.	1,086	12,065
Sunstone Hotel Investors, Inc.	2,394	31,625
Tanger Factory Outlet Centers, Inc.	958	15,213
Terreno Realty Corp.	652	31,857
TPG RE Finance Trust, Inc.	520	10,270
UMH Properties, Inc.	32,263	424,258
Uniti Group, Inc.	1,940	16,335
Universal Health Realty Income Trust	134	12,349
Urban Edge Properties	1,207	20,193
Urstadt Biddle Properties, Inc., Class A	310	6,693
Washington Prime Group, Inc.	1,959	7,111
Washington Real Estate Investment Trust	841	22,665
Western Asset Mtg. Capital Corp.	494	5,019
Whitestone REIT	398	5,075
Xenia Hotels & Resorts, Inc.	1,189	25,480

		2,390,415

Real Estate Management/Services – 0.2%
Cushman & Wakefield PLC†	1,074	21,308
eXp World Holdings, Inc.†	167	1,765
Marcus & Millichap, Inc.†	241	8,001
Maui Land & Pineapple Co., Inc.†	71	805
Newmark Group, Inc., Class A	1,506	14,849
RE/MAX Holdings, Inc., Class A	187	5,438
Realogy Holdings Corp.	1,193	6,216
Redfin Corp.†	926	16,705
RMR Group, Inc., Class A	75	3,693
Safehold, Inc.	78	2,564

		81,344

Real Estate Operations & Development – 0.1%
American Realty Investors, Inc.†	26	409
Consolidated-Tomoka Land Co.	52	3,261
Forestar Group, Inc.†	110	2,272
FRP Holdings, Inc.†	74	3,669
Griffin Industrial Realty, Inc.	10	388
Legacy Housing Corp.†	49	617
McGrath RentCorp	254	17,300
Stratus Properties, Inc.†	62	1,750
Transcontinental Realty Investors, Inc.†	11	279

		29,945

Recreational Centers – 0.0%
OneSpaWorld Holdings, Ltd.†	476	7,454

Recreational Vehicles – 0.2%
Camping World Holdings, Inc., Class A	345	4,047
Malibu Boats, Inc., Class A†	3,406	102,622
MasterCraft Boat Holdings, Inc.†	193	3,204

		109,873

Rental Auto/Equipment – 0.2%
Aaron’s, Inc.	708	44,639
Avis Budget Group, Inc.†	620	22,562
CAI International, Inc.†	177	4,036
Herc Holdings, Inc.†	253	11,421
Hertz Global Holdings, Inc.†	1,064	16,513
Rent-A-Center, Inc.†	511	13,812
Textainer Group Holdings, Ltd.†	295	2,870

		115,853

Resorts/Theme Parks – 0.1%
Marriott Vacations Worldwide Corp.	463	47,332
SeaWorld Entertainment, Inc.†	529	16,172

		63,504

Retail-Apparel/Shoe – 0.7%
Abercrombie & Fitch Co., Class A	698	13,213
American Eagle Outfitters, Inc.	1,697	30,020
Ascena Retail Group, Inc.†	1,642	729
Boot Barn Holdings, Inc.†	293	9,168
Buckle, Inc.	303	6,166
Caleres, Inc.	429	8,057
Cato Corp., Class A	229	3,291
Chico’s FAS, Inc.	1,224	3,905
Children’s Place, Inc.	161	15,725
Designer Brands, Inc.	682	12,535
Duluth Holdings, Inc., Class B†	113	1,373
Express, Inc.†	690	1,704
Genesco, Inc.†	186	7,325
Guess?, Inc.	601	10,127
J. Jill, Inc.	177	379
RTW RetailWinds, Inc.†	88,595	193,137
Shoe Carnival, Inc.	100	2,538
Tailored Brands, Inc.	524	2,552
Tilly’s, Inc., Class A	228	1,867
Vera Bradley, Inc.†	215	2,526
Winmark Corp.	26	4,394

		330,731

Retail-Appliances – 0.0%
Conn’s, Inc.†	209	4,347

Retail-Arts & Crafts – 0.0%
Michaels Cos., Inc.†	896	6,156

Retail-Automobile – 0.8%
America’s Car-Mart, Inc.†	65	5,861
Asbury Automotive Group, Inc.†	202	18,600
Group 1 Automotive, Inc.	185	15,533
Lithia Motors, Inc., Class A	232	30,596
Rush Enterprises, Inc., Class A	8,268	311,373
Rush Enterprises, Inc., Class B	48	1,891
Sonic Automotive, Inc., Class A	255	7,030

		390,884

Retail-Bedding – 0.0%
Bed Bath & Beyond, Inc.	1,322	12,837

Retail-Bookstores – 0.0%
Barnes & Noble Education, Inc.†	412	1,442
Barnes & Noble, Inc.	616	4,016

		5,458

Retail-Building Products – 0.1%
At Home Group, Inc.†	500	2,995
Beacon Roofing Supply, Inc.†	712	25,796
BMC Stock Holdings, Inc.†	698	14,762
Foundation Building Materials, Inc.†	156	2,685
GMS, Inc.†	337	7,586
Tile Shop Holdings, Inc.	409	1,059

		54,883

Retail-Computer Equipment – 0.7%
PC Connection, Inc.	118	3,860
PCM, Inc.†	10,096	351,643

		355,503

Retail-Discount – 0.1%
Big Lots, Inc.	418	10,701
BJ’s Wholesale Club Holdings, Inc.†	1,189	28,013
Citi Trends, Inc.	119	1,826

		40,540

Retail-Drug Store – 0.0%
Rite Aid Corp.†	568	3,959

Retail-Floor Coverings – 0.0%
Lumber Liquidators Holdings, Inc.†	299	2,622

Retail-Hair Salons – 0.0%
Regis Corp.†	299	5,472

Retail-Home Furnishings – 0.1%
Bassett Furniture Industries, Inc.	104	1,329
Haverty Furniture Cos., Inc.	194	3,513
La-Z-Boy, Inc.	470	15,505
Lovesac Co.†	61	1,308
RH†	191	26,626

		48,281

Retail-Jewelry – 0.0%
Movado Group, Inc.	165	4,344
Signet Jewelers, Ltd.	543	9,850

		14,194

Retail-Leisure Products – 0.0%
MarineMax, Inc.†	233	3,598
Party City Holdco, Inc.†	566	3,611

		7,209

Retail-Major Department Stores – 0.0%
J.C. Penney Co., Inc.†	3,336	2,654

Retail-Misc./Diversified – 0.1%
Container Store Group, Inc.†	167	1,020
Gaia, Inc.†	110	636
GameStop Corp., Class A	1,067	4,289
Hudson, Ltd., Class A†	416	5,317
PriceSmart, Inc.	236	14,396
Sally Beauty Holdings, Inc.†	1,265	17,381

		43,039

Retail-Office Supplies – 0.0%
Office Depot, Inc.	5,699	11,626

Retail-Pawn Shops – 0.1%
EZCORP, Inc., Class A†	533	5,250
FirstCash, Inc.	444	44,684

		49,934

Retail-Pet Food & Supplies – 0.1%
Freshpet, Inc.†	326	14,719
PetIQ, Inc.†	198	6,779
PetMed Express, Inc.	211	3,665

		25,163

Retail-Petroleum Products – 0.1%
World Fuel Services Corp.	696	27,172

Retail-Regional Department Stores – 0.0%
Dillard’s, Inc., Class A	112	8,151

Retail-Restaurants – 1.8%
Biglari Holdings, Inc., Class B†	10	908
BJ’s Restaurants, Inc.	217	8,615
Bloomin’ Brands, Inc.	964	16,417
Brinker International, Inc.	392	15,621
Cannae Holdings, Inc.†	709	20,526
Carrols Restaurant Group, Inc.†	366	3,411
Cheesecake Factory, Inc.	442	19,041
Chuy’s Holdings, Inc.†	176	4,162
Cracker Barrel Old Country Store, Inc.	202	35,089
Dave & Buster’s Entertainment, Inc.	382	15,528
Del Frisco’s Restaurant Group, Inc.†	349	2,778
Del Taco Restaurants, Inc.†	303	3,672
Denny’s Corp.†	14,755	333,316
Dine Brands Global, Inc.	175	14,366
El Pollo Loco Holdings, Inc.†	226	2,224
Fiesta Restaurant Group, Inc.†	246	2,349
Habit Restaurants, Inc., Class A†	216	2,160
J Alexander’s Holdings, Inc.†	135	1,454
Jack in the Box, Inc.	271	19,466
Noodles & Co.†	299	2,216
Papa John’s International, Inc.	232	10,305
Potbelly Corp.†	221	919
Red Robin Gourmet Burgers, Inc.†	136	4,491
Ruth’s Hospitality Group, Inc.	12,154	270,670
Shake Shack, Inc., Class A†	296	22,099
Texas Roadhouse, Inc.	715	39,490
Waitr Holdings, Inc.†	550	2,525
Wingstop, Inc.	308	29,442

		903,260

Retail-Sporting Goods – 0.0%
Hibbett Sports, Inc.†	192	3,533
Sportsman’s Warehouse Holdings, Inc.†	445	1,998
Zumiez, Inc.†	209	5,177

		10,708

Retail-Vision Service Center – 0.0%
National Vision Holdings, Inc.†	722	22,808

Retail-Vitamins & Nutrition Supplements – 0.0%
GNC Holdings, Inc., Class A†	857	1,783

Retirement/Aged Care – 0.0%
Brookdale Senior Living, Inc.†	1,935	15,074

Rubber-Tires – 0.0%
Cooper Tire & Rubber Co.	527	14,187

Rubber/Plastic Products – 0.1%
Myers Industries, Inc.	372	6,015
Proto Labs, Inc.†	283	29,460
Raven Industries, Inc.	376	13,626
Trinseo SA	429	16,650

		65,751

Satellite Telecom – 0.1%
Gogo, Inc.†	576	2,413
Intelsat SA†	703	15,916
Iridium Communications, Inc.†	1,038	26,407
KVH Industries, Inc.†	170	1,717
Loral Space & Communications, Inc.†	135	4,967

		51,420

Savings & Loans/Thrifts – 0.6%
Axos Financial, Inc.†	606	17,762
Banc of California, Inc.	475	7,424
BankFinancial Corp.	146	1,958
Berkshire Hills Bancorp, Inc.	485	15,908
Brookline Bancorp, Inc.	822	12,190
Capitol Federal Financial, Inc.	1,385	18,919
Community Bankers Trust Corp.	227	1,807
Dime Community Bancshares, Inc.	332	6,700
Entegra Financial Corp.†	71	2,117
ESSA Bancorp, Inc.	99	1,520
First Capital, Inc.	34	1,929
First Defiance Financial Corp.	204	5,859
First Financial Northwest, Inc.	83	1,227
Flushing Financial Corp.	283	5,762
FS Bancorp, Inc.	42	2,071
Greene County Bancorp, Inc.	35	971
Hingham Institution for Savings	15	2,892
Home Bancorp, Inc.	82	3,064
HomeTrust Bancshares, Inc.	169	4,416
Investors Bancorp, Inc.	2,418	27,468
Malvern Bancorp, Inc.†	79	1,678
Meridian Bancorp, Inc.	503	9,225
MutualFirst Financial, Inc.	62	2,021
Northfield Bancorp, Inc.	463	7,246
Northwest Bancshares, Inc.	1,052	18,042
OceanFirst Financial Corp.	530	12,932
Oritani Financial Corp.	413	7,475
Pacific Premier Bancorp, Inc.	644	20,370
Provident Financial Holdings, Inc.	61	1,267
Provident Financial Services, Inc.	647	15,644
Prudential Bancorp, Inc.	92	1,681
Riverview Bancorp, Inc.	223	1,895
Southern Missouri Bancorp, Inc.	83	2,893
Territorial Bancorp, Inc.	82	2,357
Timberland Bancorp, Inc.	78	2,156
United Community Financial Corp.	501	5,100
United Financial Bancorp, Inc.	532	7,629
Washington Federal, Inc.	840	30,727
Waterstone Financial, Inc.	255	4,309
WSFS Financial Corp.	551	23,346

		319,957

Schools – 0.3%
Adtalem Global Education, Inc.†	592	28,043
American Public Education, Inc.†	171	5,647
Career Education Corp.†	723	13,708
Chegg, Inc.†	1,217	54,668
K12, Inc.†	404	12,059
Laureate Education, Inc., Class A†	997	16,341
Rosetta Stone, Inc.†	215	4,936
Strategic Education, Inc.	224	39,870

		175,272

Security Services – 0.1%
Brink’s Co.	523	47,154

Seismic Data Collection – 0.0%
Geospace Technologies Corp.†	139	2,170

Semiconductor Components-Integrated Circuits – 0.1%
Cirrus Logic, Inc.†	621	30,460
MaxLinear, Inc.†	683	15,012
Power Integrations, Inc.	297	27,048

		72,520

Semiconductor Equipment – 0.2%
Aquantia Corp.†	295	3,873
Axcelis Technologies, Inc.†	345	5,537
Brooks Automation, Inc.	744	28,867
Cabot Microelectronics Corp.	304	36,982
Cohu, Inc.	422	6,398
FormFactor, Inc.†	780	13,088
Nanometrics, Inc.†	244	7,657
Ultra Clean Holdings, Inc.†	409	5,967
Veeco Instruments, Inc.†	505	6,015

		114,384

Silver Mining – 0.0%
Pan American Silver Corp. CVR †(1)(2)	3,628	762

Software Tools – 0.0%
Digital Turbine, Inc.†	811	4,404

Specified Purpose Acquisitions – 0.0%
GTY Technology Holdings, Inc.†	317	2,206

Steel Pipe & Tube – 0.0%
Advanced Drainage Systems, Inc.	382	12,579
Northwest Pipe Co.†	100	2,336
Omega Flex, Inc.	30	2,282
Synalloy Corp.	87	1,477
TimkenSteel Corp.†	422	2,950

		21,624

Steel-Producers – 0.1%
AK Steel Holding Corp.†	3,302	9,312
Carpenter Technology Corp.	494	22,235
Commercial Metals Co.	1,236	21,642
Schnitzer Steel Industries, Inc., Class A	269	7,163

		60,352

Steel-Specialty – 0.1%
Allegheny Technologies, Inc.†	1,319	28,715

Storage/Warehousing – 0.0%
Mobile Mini, Inc.	469	15,927

Superconductor Product & Systems – 0.0%
American Superconductor Corp.†	220	1,956

SupraNational Banks – 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	324	6,810

Telecom Equipment-Fiber Optics – 0.5%
Acacia Communications, Inc.†	393	26,398
Clearfield, Inc.†	10,390	137,667
Finisar Corp.†	1,235	29,060
Harmonic, Inc.†	903	6,745
Viavi Solutions, Inc.†	2,410	35,355

		235,225

Telecom Services – 0.1%
Consolidated Communications Holdings, Inc.	739	3,481
GTT Communications, Inc.†	349	4,223
Ooma, Inc.†	203	2,645
ORBCOMM, Inc.†	780	4,571
RigNet, Inc.†	150	1,309
Spok Holdings, Inc.	188	2,442
Vonage Holdings Corp.†	2,374	29,438

		48,109

Telecommunication Equipment – 0.7%
ADTRAN, Inc.	500	5,555
Aerohive Networks, Inc.†	458	2,033
Airgain, Inc.†	23,259	301,902
Casa Systems, Inc.†	332	2,188
DASAN Zhone Solutions, Inc.†	64	644
Digi International, Inc.†	291	3,821
Plantronics, Inc.	350	13,440
Preformed Line Products Co.	32	1,849

		331,432

Telephone-Integrated – 0.1%
Cincinnati Bell, Inc.†	520	1,986
Frontier Communications Corp.†	1,100	1,452
IDT Corp., Class B†	175	1,778
Shenandoah Telecommunications Co.	503	19,798

		25,014

Television – 0.0%
Central European Media Enterprises, Ltd., Class A†	930	4,371
Gray Television, Inc.†	955	16,951

		21,322

Textile-Apparel – 0.0%
Unifi, Inc.†	151	2,825

Textile-Products – 0.0%
Culp, Inc.	116	2,085

Theaters – 0.0%
AMC Entertainment Holdings, Inc., Class A	541	6,400
Reading International, Inc., Class A†	178	2,323

		8,723

Therapeutics – 0.5%
Akebia Therapeutics, Inc.†	1,238	5,187
Anika Therapeutics, Inc.†	145	7,988
Axsome Therapeutics, Inc.†	255	6,502
CorMedix, Inc.†	247	2,393
Flexion Therapeutics, Inc.†	354	3,554
G1 Therapeutics, Inc.†	355	8,808
La Jolla Pharmaceutical Co.†	217	1,814
MannKind Corp.†	1,966	2,202
Mirati Therapeutics, Inc.†	262	27,720
Portola Pharmaceuticals, Inc.†	700	18,676
Recro Pharma, Inc.†	16,730	160,608
Xencor, Inc.†	496	21,834

		267,286

Tobacco – 0.8%
22nd Century Group, Inc.†	1,213	1,929

Greenlane Holdings, Inc., Class A†	65	548
Pyxus International, Inc.†	88	1,256
Turning Point Brands, Inc.	10,353	384,407
Universal Corp.	257	15,291
Vector Group, Ltd.	1,108	12,797

		416,228

Tools-Hand Held – 0.1%
MSA Safety, Inc.	370	38,979

Toys – 0.0%
Funko, Inc., Class A†	178	4,452

Traffic Management Sys – 0.0%
Arlo Technologies, Inc.†	775	3,332

Transactional Software – 0.1%
ACI Worldwide, Inc.†	1,144	38,393
InnerWorkings, Inc.†	463	1,694
Synchronoss Technologies, Inc.†	401	3,244

		43,331

Transport-Air Freight – 0.1%
Air Transport Services Group, Inc.†	613	14,289
Atlas Air Worldwide Holdings, Inc.†	244	11,139

		25,428

Transport-Equipment & Leasing – 0.1%
GATX Corp.	379	29,130
General Finance Corp.†	122	986
Greenbrier Cos., Inc.	337	9,742
Willis Lease Finance Corp.†	31	1,930

		41,788

Transport-Marine – 0.2%
Ardmore Shipping Corp.†	350	2,569
Costamare, Inc.	515	3,105
DHT Holdings, Inc.	929	5,249
Diamond S Shipping, Inc.†	230	2,749
Dorian LPG, Ltd.†	291	2,663
Eagle Bulk Shipping, Inc.†	464	2,148
GasLog, Ltd.	424	6,038
Genco Shipping & Trading, Ltd.†	159	1,530
Golar LNG, Ltd.	993	16,821
International Seaways, Inc.†	264	4,491
Nordic American Tankers, Ltd.	1,461	2,951
Overseas Shipholding Group, Inc., Class A†	678	1,322
Safe Bulkers, Inc.†	540	1,096
Scorpio Bulkers, Inc.	562	3,378
Scorpio Tankers, Inc.	454	11,899
SEACOR Holdings, Inc.†	182	8,670
Ship Finance International, Ltd.	852	11,204
Teekay Corp.	720	3,283
Teekay Tankers, Ltd., Class A†	1,997	2,456
Tidewater, Inc.†	395	9,081

		102,703

Transport-Services – 0.1%
CryoPort, Inc.†	284	5,814
Daseke, Inc.†	479	1,772
Echo Global Logistics, Inc.†	287	6,044
Forward Air Corp.	300	18,900
Hub Group, Inc., Class A†	346	15,691
Matson, Inc.	446	18,246
Park-Ohio Holdings Corp.	92	2,815
Radiant Logistics, Inc.†	410	2,251
Universal Logistics Holdings, Inc.	88	1,733

		73,266

Transport-Truck – 0.1%
ArcBest Corp.	267	7,991
Covenant Transportation Group, Inc., Class A†	132	2,224
Heartland Express, Inc.	482	9,563
Marten Transport, Ltd.	411	8,249
P.A.M. Transportation Services, Inc.†	21	1,227
Roadrunner Transportation Systems, Inc.†	37	358
Saia, Inc.†	272	20,754
US Xpress Enterprises, Inc. Class A†	229	1,166
Werner Enterprises, Inc.	475	15,746
YRC Worldwide, Inc.†	350	1,141

		68,419

Travel Services – 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	761	8,790

Venture Capital – 0.0%
Safeguard Scientifics, Inc.†	204	2,383

Veterinary Diagnostics – 0.1%
Heska Corp.†	73	5,850
Neogen Corp.†	538	38,413

		44,263

Vitamins & Nutrition Products – 0.0%
Lifevantage Corp.†	147	1,705
Natural Grocers by Vitamin Cottage, Inc.†	95	871
Nature’s Sunshine Products, Inc.†	92	831
USANA Health Sciences, Inc.†	142	9,663

		13,070

Water – 0.7%
American States Water Co.	384	29,748
Artesian Resources Corp., Class A	84	3,022
California Water Service Group	504	26,909
Connecticut Water Service, Inc.	127	8,877
Consolidated Water Co., Ltd.	151	2,119
Global Water Resources, Inc.	124	1,570
Middlesex Water Co.	168	10,522
PICO Holdings, Inc.†	192	1,937
SJW Group	276	17,910
York Water Co.	6,685	240,459

		343,073

Water Treatment Systems – 1.2%
AquaVenture Holdings, Ltd.†	125	2,154
Energy Recovery, Inc.†	25,164	276,301
Evoqua Water Technologies Corp.†	785	11,162
Pure Cycle Corp.†	30,540	331,970

		621,587

Web Hosting/Design – 0.1%
Endurance International Group Holdings, Inc.†	751	3,560
NIC, Inc.	689	12,499
Q2 Holdings, Inc.†	420	33,545

		49,604

Web Portals/ISP – 0.0%
Meet Group, Inc.†	763	2,625

Wire & Cable Products – 0.1%
Belden, Inc.	409	18,593
Encore Wire Corp.	213	11,698
Insteel Industries, Inc.	193	3,766

		34,057

Wireless Equipment – 0.1%
Anterix, Inc.†	97	4,315
CalAmp Corp.†	343	3,828
InterDigital, Inc.	333	21,455
Maxar Technologies, Inc.	627	4,615
Ribbon Communications, Inc.†	626	3,080
Sonim Technologies, Inc.†	38	421
TESSCO Technologies, Inc.	65	957

		38,671

Wound, Burn & Skin Care – 0.0%
Dermira, Inc.†	489	4,308

X-Ray Equipment – 0.0%
Varex Imaging Corp.†	395	12,557
ViewRay, Inc.†	728	6,523

		19,080

Total Common Stocks (cost $44,517,958)		49,011,555

EXCHANGE-TRADED FUNDS – 1.3%
iShares Russell 2000 ETF (cost $635,475)	4,214	659,744

Total Long-Term Investment Securities (cost $45,153,433)		49,671,299

SHORT-TERM INVESTMENT SECURITIES – 0.1%
U.S. Government Treasuries – 0.1%
United States Treasury Bills 2.60% due 08/15/2019(3) (cost $59,941)	$60,000	59,953

REPURCHASE AGREEMENTS – 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $307,004 and collateralized by $307,000 of United States Treasury Notes, bearing interest at 2.88%, due 11/30/2023 and having an approximate value of $314,284 (cost $307,000)	307,000	307,000

TOTAL INVESTMENTS (cost $45,520,374)	98.6%	50,038,252
Other assets less liabilities	1.4	691,379

NET ASSETS	100.0%	$50,729,631

†	Non-income producing security

(1)	Securities classified as Level 3 (see Note 2).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2019, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Pan American Silver Corp., CVR	06/22/2018	3,628	$1,118	$762	$0.31	0.00%

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR – Contingent Value Rights

ETF – Exchange-Traded Funds

Futures Contracts

Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
5	Long	E-Mini Russell 2000 Index	September 2019	$382,135	$394,175	$12,040

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$26,707	$–	$95	$26,802
Finance-Commercial	23,999	–	195	24,194
Medical-Biomedical/Gene	2,186,054	–	14	2,186,068
Medical-Drugs	1,423,209	–	57	1,423,266
Metal-Diversified	–	–	0	0
Multimedia	24,753	–	0	24,753
Silver Mining	–	–	762	762
Other Industries	45,325,710	–	–	45,325,710
Exchange-Traded Funds	659,744	–	–	659,744
Short-Term Investments Securities	–	59,953	–	59,953
Repurchase Agreements	–	307,000	–	307,000

Total Investments at Value	$49,670,176	$366,953	$1,123	$50,038,252

Other Financial Instruments:†
Futures Contracts	$12,040	$–	$–	$12,040

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2019 – (unaudited)

Note 1. Basis for consolidation for the AIG Commodity Strategy Cayman Fund, Ltd.

The AIG Commodity Strategy Cayman Fund, Ltd. (the “Commodity Strategy Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund’s prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of July 31, 2019, net assets of the Commodity Strategy Fund were $34,407,260 of which approximately $6,770,936, or approximately 19.7% represented the Commodity Strategy Fund’s ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

Note 2. Security Valuation:

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of July 31, 2019 is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Futures: During the period, the Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Small-Cap Fund entered into futures transactions for investment purposes in order to provide exposure to U.S. and non-U.S. equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Forward Foreign Currency Contracts: During the period, the Income Explorer Fund used forward contracts to attempt to protect securities against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Total Return Swaps: During the period, the Commodity Strategy Fund used total return swaps, including swaps on futures, for investment purposes in order to provide exposure to commodities.

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted against each other, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any.

Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of July 31, 2019, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of July 31, 2019, please refer to a schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives				Liability Derivatives
	Futures Contracts (3)	Swap Contracts (1)	Options Purchased (2)	Foreign Forward Exchange Contracts (1)	Futures Contracts (3)	Swap Contracts (1)	Options Written (2)	Foreign Forward Exchange Contracts (1)
Fund	Equity Contracts				Equity Contracts
Small-Cap	$–	$–	$–	$–	$2,675	$–	$–	$–

	Commodity Contracts				Commodity Contracts
Commodity Strategy#	$158,878	$33,701	$7,542	$–	$194,808	$–	$–	$–

	Foreign Exchange Contracts				Foreign Exchange Contracts
Income Explorer	$–	$–	$–	$13,968	$–	$–	$–	$2,559

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments.
(2)	Reported at value on the Portfolio of Investments.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
Commodity Strategy#	$(16,267)
Small-Cap	12,040

# Consolidated (see Note 1)

Note 3. Repurchase Agreements:

As of July 31, 2019, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	10.60%	$3,075,000
Commodity Strategy Subsidiary	2.55	740,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated July 31, 2019, bearing interest at a rate of 2.53% per annum, with a principal amount of $29,000,000, a repurchase price of $29,002,038, and a maturity date of August 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	02/28/2023	$28,477,000	$29,565,152

As of July 31, 2019, the following Funds held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	10.60%	$2,650,000
Commodity Strategy Subsidiary	2.56	640,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated July 31, 2019, bearing interest at a rate of 2.53% per annum, with a principal amount of $25,000,000, a repurchase price of $25,001,757, and a maturity date of August 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.13%	05/15/2048	$22,794,000	$25,431,840

As of July 31, 2019, the following Funds held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	10.60%	$2,120,000
Commodity Strategy Subsidiary	2.55	510,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated July 31, 2019, bearing interest at a rate of 2.53% per annum, with a principal amount of 20,000,000, a repurchase price of $20,001,406, and a maturity date of August 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	11/30/2024	$20,073,900	$20,402,573

As of July 31, 2019, the following Funds held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	10.61%	$3,215,000
Commodity Strategy Subsidiary	2.56	775,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated July 31, 2019, bearing interest at a rate of 2.53% per annum, with a principal amount of $30,315,000, a repurchase price of $30,317,130 and a maturity date of August 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	10/31/2022	$30,742,000	$31,059,497

As of July 31, 2019, the following Funds held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	10.62%	$3,230,000
Commodity Strategy Subsidiary	2.58	785,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated July 31, 2019, bearing interest at a rate of 2.53% per annum, with a principal amount of $30,410,000, a repurchase price of $30,412,137, and a maturity date of August 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	03/31/2024	$30,425,000	$31,014,270

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.